Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CHINA FINANCE ONLINE CO. LTD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	110,955,383
Amendment Flag	false
Entity Central Index Key	0001297830
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 40,905,996	$ 64,641,092
Restricted cash	28,874,284	29,861,162
Prepaid expenses and other current assets	2,780,347	3,578,672
Advances to employees	1,056,423
Trust bank balances held on behalf of customers	8,811,691	18,663,564
Accounts receivable - margin clients, net of allowance for doubtful accounts of nil and nil in 2011 and 2012, respectively	15,054,331	12,888,630
Accounts receivable - others, net of allowance for doubtful accounts of $129,439 and $41,893 in 2011 and 2012, respectively	4,970,427	1,467,851
Loan receivable	1,205,604	9,565,503
Short-term investments	2,639,589	10,700,838
Deferred tax assets, current	391,625	633,678
Total current assets	106,690,317	152,000,990
Property and equipment, net	4,914,114	6,529,819
Acquired intangible assets, net	4,675,237
Cost method investment	802,202
Rental deposits	751,627	738,297
Goodwill	3,049,281
Other assets	287,443	223,874
Deferred tax assets, non-current	200,774	483,703
Total assets	121,370,995	159,976,683
Liabilities and shareholders' equity
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $7,037,155 and $3,792,852 as of December 31, 2011 and December 31, 2012, respectively)	7,551,457	17,287,260
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $3,127,403 and $2,731,088 as of December 31, 2011 and December 31, 2012, respectively)	5,388,630	6,457,049
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2011 and December 31, 2012, respectively)	8,811,691	18,663,564
Short-term loan (including short-term loan of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2011 and December 31, 2012, respectively)	13,546,115	19,170,891
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $114,934 and $140,641 as of December 31, 2011 and December 31, 2012, respectively)	804,851	144,496
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $24,621 and $7,837 as of December 31, 2011 and December 31, 2012, respectively)	87,709	134,732
Deferred tax liabilities, current (including deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $2,725 and $140,074 as of December 31, 2011 and December 31, 2012, respectively)	140,074	45,333
Total current liabilities	36,330,527	61,903,325
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $3,032,794 and $1,062,318 as of December 31, 2011 and December 31, 2012, respectively)	3,155,108	7,237,117
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and $1,168,809 as of December 31, 2011 and December 31, 2012, respectively)	1,168,809
Total liabilities	40,654,444	69,140,442
Commitments and contingencies (Note 21)
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,935,383 and 110,955,383 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	14,328	14,325
Additional paid-in capital	81,163,244	80,446,578
Accumulated other comprehensive income	11,089,820	10,927,248
Retained deficits	(12,302,209)	(447,002)
Total China Finance Online Co. Limited shareholders' equity	79,965,183	90,941,149
Noncontrolling interest	751,368	(104,908)
Total equity	80,716,551	90,836,241
Total liabilities and equity	$ 121,370,995	$ 159,976,683

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable—margin clients, allowance for doubtful accounts
Accounts receivable—others, allowance for doubtful accounts	41,893	129,439
Dеfеrrеd rеvеnuе, currеnt of thе consolidatеd variablе intеrеst еntitiеs without rеcoursе to China Financе Onlinе Co. Limitеd	3,792,852	7,037,155
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	2,731,088	3,127,403
Amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited
Short-term loan of the consolidated variable interest entities without recourse to China Finance Online Co. Limited
Accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	140,641	114,934
Income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	7,837	24,621
Deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	140,074	2,725
Deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	1,062,318	3,032,794
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	$ 1,168,809
Ordinary shares, par value (in Dollars per share)	$ 0.00013	$ 0.00013
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	110,955,383	110,935,383
Ordinary shares, shares outstanding (in Shares)	110,955,383	110,935,383

Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 29,599,486	$ 53,008,065	$ 59,716,042
Cost of revenues	8,089,394	8,770,617	8,497,145
Gross profit	21,510,092	44,237,448	51,218,897
Operating expenses:
General and administrative (including share-basedcompensation of $4,152,437, $1,326,174 and $765,937 for 2010, 2011 and 2012, respectively)	11,387,381	11,227,632	13,208,337
Product development (including share-based compensation of $151,255, $99,239 and $12,017 for 2010, 2011 and 2012, respectively)	10,735,570	13,313,635	13,027,879
Sales and marketing (including share-based compensation of $215,979, $113,389 and $24,771 for 2010, 2011 and 2012, respectively)	13,072,017	21,337,799	26,991,093
Loss from impairment of intangible assets		4,078,084
Loss from impairment of goodwill		13,463,224
Total operating expenses	35,194,968	63,420,374	53,227,309
Government subsidies	75,883	265,016	514,113
Loss from operations	(13,608,993)	(18,917,910)	(1,494,299)
Interest income	3,177,544	2,744,665	1,590,218
Interest expense	(517,620)	(247,818)	(142,169)
Exchange gain, net	71,516	1,349,924	812,969
Short-term investment income	435,105	1,032,444	1,138,147
Other expense, net	(633,981)	(7,256)	(7,321)
Loss from impairment of cost method investment		(1,479,571)
Income (loss) before income tax expense	(11,076,429)	(15,525,522)	1,897,545
Income tax expense	(883,718)	(3,938,433)	(263,386)
Net income (loss)	(11,960,147)	(19,463,955)	1,634,159
Less: net loss attributable to the noncontrolling interest	(104,940)	(137,046)	(325,963)
Net income (loss) attributable to China Finance Online Co. Limited	(11,855,207)	(19,326,909)	1,960,122
Net income (loss) per share attributable to China Finance Online Co. Limited
Basic (in Dollars per share)	$ (0.11)	$ (0.18)	$ 0.02
Diluted (in Dollars per share)	$ (0.11)	$ (0.18)	$ 0.02
Weighted average shares used in calculating net income (loss) per share
Basic (in Shares)	108,983,249	108,961,642	108,247,552
Diluted (in Shares)	108,983,249	108,961,642	114,125,022
Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	130,115	2,928,723	1,688,217
Net unrealized loss on available-for-sale securities,net of tax effects of nil, ($5,728) and $5,728 for 2010, 2011 and 2012, respectively	(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil, and nil for 2010, 2011 and 2012, respectively	45,567
Other comprehensive income, net of tax	162,572	2,896,266	1,688,217
Comprehensive income (loss)	(11,797,575)	(16,567,689)	3,322,376
Less: comprehensive loss attributable to the noncontrolling interest	(104,940)	(137,046)	(325,963)
Comprehensive income (loss) attributable to China Finance Online Co. Limited	$ (11,692,635)	$ (16,430,643)	$ 3,648,339

Consolidated Statements Of Comprehensive Income (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation	$ 802,725	$ 1,538,802	$ 4,519,671
Net unrealized loss on available-for-sale securities, Net tax effects	5,728	(5,728)
Reclassification adjustment of available-for-sale securities, Net tax effects
General and Administrative Expense [Member]
Share-based compensation	765,937	1,326,174	4,152,437
Research and Development Expense [Member]
Share-based compensation	12,017	99,239	151,255
Selling and Marketing Expense [Member]
Share-based compensation	$ 24,771	$ 113,389	$ 215,979

Consolidated Statements Of Shareholders’ Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 14,237	$ 74,130,609	$ 6,342,765	$ 16,919,785	$ 97,407,396	$ 259,529	$ 97,666,925
Balance (in Shares) at Dec. 31, 2009	110,250,163
Exercise of share options by employees	82	717,175			717,257		717,257
Exercise of share options by employees (in Shares)	637,720						637,720
Share-based compensation		4,504,806			4,504,806	14,865	4,519,671
Acquisition of CFO East Win							(5,233)
Acquisition of noncontrolling interest of CFO Securities Consulting		(377,893)			(377,893)	(5,233)	(383,126)
Foreign currency translation adjustment			1,688,217		1,688,217		1,688,217
Net income (loss)				1,960,122	1,960,122	(325,963)	1,634,159
Balance at Dec. 31, 2010	14,319	78,974,697	8,030,982	18,879,907	105,899,905	(56,802)	105,843,103
Balance (in Shares) at Dec. 31, 2010	110,887,883
Exercise of share options by employees	6	22,019			22,025		22,025
Exercise of share options by employees (in Shares)	47,500						47,500
Share-based compensation		1,449,862			1,449,862	88,940	1,538,802
Net unrealized losses on available-for-sale securities, net of tax effects			(32,457)		(32,457)		(32,457)
Foreign currency translation adjustment			2,928,723		2,928,723		2,928,723
Net income (loss)				(19,326,909)	(19,326,909)	(137,046)	(19,463,955)
Balance at Dec. 31, 2011	14,325	80,446,578	10,927,248	(447,002)	90,941,149	(104,908)	90,836,241
Balance (in Shares) at Dec. 31, 2011	110,935,383
Exercise of share options by employees	3	3,197			3,200		3,200
Exercise of share options by employees (in Shares)	20,000						20,000
Share-based compensation		713,469			713,469	89,256	802,725
Acquisition of CFO East Win						871,960	871,960
Net unrealized losses on available-for-sale securities, net of tax effects			(13,110)		(13,110)		(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil			45,567		45,567		45,567
Foreign currency translation adjustment			130,115		130,115		130,115
Net income (loss)				(11,855,207)	(11,855,207)	(104,940)	(11,960,147)
Balance at Dec. 31, 2012	$ 14,328	$ 81,163,244	$ 11,089,820	$ (12,302,209)	$ 79,965,183	$ 751,368	$ 80,716,551
Balance (in Shares) at Dec. 31, 2012	110,955,383

Consolidated Statements Of Shareholders’ Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrealized losses on available-for-sale securities, net tax effects	$ 5,728	$ (5,728)
Accumulated Other Comprehensive Income (Loss) [Member]
Net unrealized losses on available-for-sale securities, net tax effects	$ 5,728	$ (5,728)

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (11,960,147)	$ (19,463,955)	$ 1,634,159
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	802,725	1,538,802	4,519,671
Depreciation and amortization	3,062,461	3,481,973	3,610,026
Provision of allowance for doubtful accounts	1,203	93,400	238,077
Gain from short term investments	(435,105)	(1,032,444)	(1,138,147)
Deferred taxes	568,521	3,276,319	(99,475)
Loss on disposal of property and equipment	237,154	30,702	53,547
Loss from impairment of cost method investment		1,479,571
Loss from impairment of intangible assets		4,078,084
Loss from impairment of goodwill		13,463,224
Changes in assets and liabilities:
Accounts receivable, others	(3,495,881)	2,156,795	(971,341)
Accounts receivable, margin clients	(2,129,273)	(4,773,915)	(5,390,473)
Prepaid expenses and other current assets	471,699	321,279	157,930
Advances to employees	(1,051,971)
Trust bank balances held on behalf of customers	9,894,410	(9,009,643)	3,642,887
Restricted cash	468,367	(468,176)
Rental deposits	(2,796)	5,326	20,021
Deferred revenue	(15,332,999)	(23,245,520)	(540,386)
Account payable	516,086	(135,763)	108,382
Accrued expenses and other current liabilities	(715,741)	(4,571,482)	2,355,637
Amounts due to customers for the trust bank balance held on their behalf	(9,894,410)	9,009,643	(3,642,887)
Income taxes payable	(47,235)	(20,662)	27,067
Net cash provided by (used in) operating activities	(29,042,932)	(23,786,442)	4,584,695
Investing activities:
Purchase of property and equipment	(775,437)	(726,468)	(906,296)
Purchase of intangible asset	(2,063,361)
Acquisition of businesses (net of cash acquired of nil, nil and $14,073 for the years ended December 31, 2010, 2011 and 2012, respectively)	(2,834,434)		(89,335)
Consideration paid for acquiring noncontrolling interest of CFO Securities Consulting			(383,126)
Purchase of term deposits		(19,712,865)
Proceeds from maturity of term deposits		19,903,236
Purchase of short-term investments	(28,277,746)	(40,732,106)	(5,616,027)
Proceeds from sales of short-term investments	36,767,023	31,562,160	6,830,374
Acquisition of cost method investment	(802,202)
Restricted cash	542,818	(13,511,584)	(14,216,294)
Loan receivable	8,379,638	(9,559,001)
Proceeds from disposal of fixed assets	24,556	632	4,936
Net cash (used in) provided by investing activities	10,960,855	(32,775,996)	(14,375,768)
Financing activities:
Proceeds from stock options exercised by employees	3,200	22,025	717,257
Proceeds from short-term loan		12,716,763	6,435,586
Repayment of short-term loan	(5,672,004)
Net cash provided by (used in) financing activities	(5,668,804)	12,738,788	7,152,843
Effect of exchange rate changes	15,785	1,691,264	2,020,624
Net decrease in cash and cash equivalents	(23,735,096)	(42,132,386)	(617,606)
Cash and cash equivalents, beginning of year	64,641,092	106,773,478	107,391,084
Cash and cash equivalents, end of year	40,905,996	64,641,092	106,773,478
Supplemental disclosure of cash flow information
Income taxes paid	$ 375,107	$ 682,776	$ 377,970

Consolidated Statements of Cash Flows (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisition of businesses, cash acquired	$ 14,073

Note 1 - Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Finance Online Co. Limited ("China Finance Online" or the "Company") was incorporated in Hong Kong on November 2, 1998. China Finance Online, its subsidiaries, its variable interest entities ("VIEs") and its VIEs' subsidiaries (collectively, the "Group") are vertically integrated financial information and services including news, data, analytics, securities investment advisory and brokerage-related services. Through its flagship portal sites, www.jrj.com and www.stockstar.com, the Company offers basic software and information services to individual investors which integrate financial and listed-company data, information and analytics from multiple sources. Leveraging on its robust internet capabilities and registered user base, China Finance Online is developing securities investment advisory and over time wealth management services. Through its subsidiary, CFO Genius, the Company provides financial database and analytics to institutional customers including domestic financial, research, academic and regulatory institutions. Through its subsidiaries, iSTAR Securities and iSTAR Futures, the Company provides securities and futures brokerage services in Hong Kong.

Details of China Finance Online's significant subsidiaries, VIEs and VIEs' subsidiaries as of December 31, 2012 were as follows:

Company name	Place of incorporation or establishment	Date of incorporation or acquisition	Legal ownership interest	Principal activity

Subsidiaries:
China Finance Online (Beijing) Co., Ltd. ("CFO Beijing")	Beijing, PRC	Jul. 9, 1998	100%	Subscription service
Fortune Software (Beijing) Co., Ltd. ("CFO Software")	Beijing, PRC	Dec. 7, 2004	100%	Subscription service
Fortune (Beijing) Success Technology Co., Ltd. ("CFO Success")	Beijing, PRC	Oct. 16, 2007	100%	Subscription service
Jujin Software (Shenzhen) Co., Ltd. ("CFO Jujin")	Shenzhen, PRC	Mar. 9, 2007	100%	Subscription service
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius")	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Stockstar Information Technology (Shanghai) Co., Ltd. ("CFO Stockstar")	Shanghai, PRC	Oct. 1, 2006	100%	Subscription service
Zhengning Information & Technology (Shanghai) Co., Ltd. ("CFO Zhengning")	Shanghai, PRC	Jan. 31, 2007	100%	Subscription service
iSTAR Financial Holdings Limited (former name: Daily Growth Financial Holdings Limited) ("iSTAR FinancialHoldings")	BVI	Jul. 16, 2007	85%	Investment holdings
iSTAR International Securities Co., Limited (former name: Daily Growth Securities Limited) ("iSTAR Securities")	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
iSTAR International Futures Co., Limited (former name: Daily Growth Futures Limited) ("iSTAR Futures")	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
iSTAR International Wealth Management Limited (former name: Daily Growth Wealth Management Limited) ("iSTAR Wealth Management")	Hong Kong, PRC	Oct. 8, 2008	85%	Securities advising
iSTAR International Investment Services Co., Limited (former name: Daily Growth Investment Services Limited) ("iSTAR Investment Services")	Hong Kong, PRC	Jun. 30, 2009	85%	N/A
iSTAR International Credit Co. Limited ("iSTAR Credit")	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Hong Kong Genius Information Technology Co., Ltd. ("CFO HK Genius")	Hong Kong, PRC	May. 18, 2010	100%	N/A
Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua")	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shanghai Chongzhi Co., Ltd. ("CFO Chongzhi")	Shanghai, PRC	Jun. 6, 2008	Nil	Subscription service
Fortune (Beijing) Qicheng Technology Co., Ltd. ("CFO Qicheng")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Beijing Chuangying Advisory and Investment Co., Ltd. ("CFO Chuangying")	Beijing, PRC	Jan. 9, 2009	Nil	Investment advising
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. ("CFO Newrand ")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising

Subsidiaries of variable interest entities:
Shanghai Meining Computer Software Co., Ltd. ("CFO Meining")	Shanghai, PRC	Oct. 1, 2006	Nil	Web portal, advertising, subscription, and SMS
Shenzhen Newrand Securities Training Center ("CFO Newrand Training")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Shanghai Stockstar Securities Advisory and Investment Co., Ltd. ("CFO Securities Consulting")	Shanghai, PRC	Nov. 5, 2009	Nil	Securities investment advising
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")	Shenzhen, PRC	Sep. 23, 2009	Nil	Subscription service

People’s Republic of China ("PRC") regulations prohibit or restrict direct foreign ownership of business entities providing certain services in PRC, such as internet content service and securities investment advisory service. In order to comply with these regulations, China Finance Online, through its subsidiaries, entered into contractual arrangements with the Company's VIEs and their equity owners who are PRC citizens as follows:

The Group made loans to the shareholders of the VIEs solely for the purposes of capitalizing the VIEs.  Pursuant to the loan agreements, these loans can only be repaid by transferring all of their interests in the VIEs to the Group or a third party designated by the Group.

To provide the Company effective control over and ability to receive substantially all of the economic benefits of its VIEs, the Company's wholly owned significant subsidiaries including CFO Beijing, CFO Software and CFO Success (collectively, the "WOFEs" and each a "WOFE") have entered into a series of contractual arrangements with the VIEs, which include CFO Fuhua, CFO Chongzhi, CFO Qicheng, CFO Chuangying and CFO Newrand.

Exclusive technology consulting and management service agreement

Pursuant to a series of technology support and service agreements, the WOFEs retain exclusive right to provide the VIEs and their subsidiaries technology support and consulting services and exclusive management consulting service. As a result of these services, the WOFEs are entitled to charge the VIEs and their subsidiaries annual service fees. The terms of the strategic consulting services agreement, the technical support services agreement and the operating support services agreement are twenty, ten and ten years, respectively, and these agreements will be automatically renewed on applicable expiration dates, unless the contracting WOFE informs the corresponding VIE its intention to terminate such contract one month prior to the applicable expiration date.  Notwithstanding the foregoing, none of the parties has a right to terminate the service contracts. The principal services agreements that the WOFEs have entered into with VIEs include:

•	strategic consulting services agreement, pursuant to which the amount of the fee to be charged is 30% of each VIE's income before tax;

•	technical support services agreement, pursuant to which the amount of the fee to be charged is 30% of each VIE's income before tax; and

•	operating support services agreement, pursuant to which the amount of the fee to be charged is 40% of each VIE's income before tax.

Exclusive purchase right agreement on the equity interest of the VIEs

Pursuant to the purchase option agreement, the WOFEs have the unconditional right to purchase the entire equity interest in, or all the assets of the VIEs at a price equal to the total principal amount of the loan lent by the WOFEs to the shareholders of the VIEs when and if such purchase is permitted by the PRC law or the current shareholders of the VIEs cease to be directors or employees of the VIEs. The term of the exclusive purchase right agreement is perpetual and can be terminated at the discretion of the WOFEs.

Power of attorney

Pursuant to the power of attorney, each of the shareholders of the VIEs have executed an irrevocable power of attorney assigning the WOFEs or individuals designated by the WOFEs as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of VIEs.

The Articles of Incorporation of the VIE state that the major rights of the shareholders include the right to appoint directors, the general manager and other senior management. Therefore, through the irrevocable power of attorney arrangement, the WOFEs have the ability to exercise effective control over the VIEs through shareholder votes and, through such votes, to also control the composition of the board of directors.  In addition, the senior management team of the VIEs is the same as that of the WOFEs. The term of the power of attorney is twenty years and will be automatically renewed on the expiration date. The contract can be terminated at the discretion of the WOFEs.

Pledge agreement

Pursuant to the equity pledge agreement between the WOFEs and the shareholders of the VIEs, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the WOFEs to guarantee the VIEs' performance of its obligations under the exclusive technology consulting and service agreement.  If the VIEs breach their contractual obligations under that agreement, the WOFEs, as the pledge, will be entitled to certain rights, including the rights to sell the pledged equity interests.  The shareholders of the VIEs agree that, without prior written consent of the WOFEs, they will not transfer, sell, and dispose of or create any encumbrance on their equity interest in the VIEs.  The term of the pledge agreement is twenty years and will be automatically renewed on the expiration date, unless the WOFEs inform the VIEs of their intention to terminate the agreement one month prior to the expiration date.

Through these contractual agreements, the WOFEs have the ability to effectively control the VIEs and are also able to receive substantially all the economic benefits of the VIEs.

Details of significant VIEs and their counterparts which substantially control the VIEs as of December 31, 2012 were as follows:

VIE name	Contractual arrangement	Date counterpart

CFO Fuhua	May 27, 2004	CFO Beijing
CFO Chongzhi	June 8, 2008	CFO Software
CFO Newrand	October 17, 2008	CFO Software and CFO Success
CFO Chuangying	January 21, 2009	CFO Software
CFO Qicheng	November 20, 2009	CFO Chuangying

Risks in relation to the VIE structure

The Company's ability to control the VIEs also depends on the power of attorney the WOFEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

•	revoke the business and operating licenses of our PRC subsidiaries or VIEs;

•	restrict the rights to collect revenues from any of our PRC subsidiaries;

•	discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or VIEs;

•	require our PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations;

•	take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or

•	impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs. The Company does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, its subsidiaries, or the VIEs.

The Company has consolidated its VIEs because it was the primary beneficiary of those entities. Through the contractual agreements discussed above, the Company, through its wholly owned subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly affect the entities' economic performance and (2) the right to receive benefits from the VIEs, therefore it consolidates the VIEs.

The following financial statement amounts and balances of the VIEs and their subsidiaries were before intercompany elimination as of and for the years ended:

	Year ended December 31,
	2011	2012

Total assets	$33,120,325	$39,592,530
Total liabilities	$16,431,574	$17,141,853

	Year ended December 31,
	2010	2011	2012

Net revenue	$25,737,779	$27,837,567	$17,271,563
Net income (loss)	$3,614,094	$(7,573,823)	$(6,948,118)

	Year ended December 31,
	2010	2011	2012

Net cash provided by (used in) operating activities	$7,926,255	$(11,948,507)	$(13,860,354)
Net cash provided by (used in) investing activities	178,192	(7,726,567)	3,449,449
Net cash provided by (used in) financing activities	2,629,738	(37,146,641)	6,461,007
Effect of exchange rate changes	1,922,878	895,082	52,740

There are no consolidated VIE's assets that are collateral for the VIE's obligations and can only be used to settle the VIE's obligations.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of consolidation

The consolidated financial statements include the financial statements of China Finance Online, its subsidiaries, VIEs and VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Restricted cash

Restricted cash consist of i) the security deposit for the credit standby letter issued by a bank to provide guarantee for the short-term loan borrowed by CFO HK Genius; ii) the deposit in bank accounts for providing guarantee to subscription revenue customers by CFO Securities Consulting in accordance with the requirement of China Securities Regulatory Commission ("CSRC"). The restriction period is one year.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group measures certain assets, including the long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc.

Trust bank balances held on behalf of customers

iSTAR Securities and iSTAR Futures receive fund from customers for purpose of buying or selling securities and futures on behalf of its customers and deposits the fund in its interest-bearing bank account. Such bank balance represents an asset of the Group for the amounts due to customers for the trust bank balance held on their behalf and payable to customers on demand. The Group also recognizes a corresponding liability.

Advances to employees

The Group has made advances to a certain individual to enable him to participate in stock trading in the Stock Exchange Campaign which was launched by the Group for marketing purposes. The balances represent nil and $1,056,423 as of December 31, 2011 and 2012 and are repayable to the Group on demand.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's financial statements include account receivable, cost method investment, impairment of goodwill and long-lived assets, income taxes, sales refund and share-based compensation. Actual results could differ from those estimates.

Loan receivable

Loans are reported at either their outstanding principal balances or at fair value. For loans reported at their outstanding principal balances, interest income is accrued on the unpaid principal balance. A loan is considered impaired when, based on current events and the financial condition of the borrower, it is probable that the company will be unable to collect all principal and interest due according to the contractual terms of the loan agreement. Loan collectability is monitored by the Group in connection with the ongoing monitoring of the associated financial guarantee transactions.

Short-term investments

Short-term investments comprise marketable debt and equity securities, which are classified as trading, held-to-maturity or available-for-sale. Trading securities are securities that are bought and held principally for the purpose of selling them in the near term and are reported at fair value, with unrealized gains and losses recognized in earnings. Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. All of the Company's held-to-maturity securities are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Short-term investments classified as available for sale are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available for sale securities are classified as current assets on the accompanying consolidated balance sheets because they are available for immediate sale.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Property and equipment, net

Property and equipment, net are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

Securities consulting license and related trademarks		15		years
Completed technology		5		years
Customer relationship	4	-	5	years
Value-added service license	3	-	4	years
Agreement with mobile operators		3		years
Intellectual property		10		years

Certain trademarks resulting from the acquisitions of business and certain trading rights bought by the Company are determined to have indefinite lives. If an intangible asset is determined to have an indefinite life, it is not amortized until its useful life is determined to be no longer indefinite.

Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. There were nil, $3,035,265 and nil impairment losses in relation to the long-lived assets with definite lives for the years ended December 31, 2010, 2011 and 2012.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Impairment of goodwill and indefinite-lived intangible assets

The Group performs a qualitative analysis that includes reviewing the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. After a qualitative analysis indicates an impairment test is needed, the Company completes a two-step goodwill impairment test. The first step is to compare the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step is to compare the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.

The Group performs the annual impairment tests on December 31 of each year. Based on the Group's assessment, the Group recorded nil, $13,463,224 and nil goodwill impairment losses during the years ended December 31, 2010, 2011 and 2012, respectively. In addition, the Group recorded nil, $1,042,819 and nil impairment losses in relation to intangible assets with indefinite life during the years ended December 31, 2010, 2011 and 2012, respectively.

Revenue recognition

The Group generates revenue primarily from annual subscription fees from subscribers to their financial data and information services including their downloadable proprietary research tools. The Group recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the fee is fixed or determinable and (4) collectability is probable. Upon receipt of the upfront cash payments from the subscriber, the Group will activate the subscriber's account and provide the subscriber the access code. This will commence a certain subscription period according to the customer demand and the full payment will be deferred and recognized ratably over the subscription period. The Group recognizes revenue ratably over the life of the arrangement. Estimated refund of subscription fees is recorded as deduction of revenue and deferred revenue. The Group estimates the refund of subscription fees based on historical experience as well as the impact of the changes in market condition and regulation, such as the Provisional Regulations on Securities Investment Advisory and Provisional Regulations on Issuance of Securities Research Reports promulgated by CSRC. As of December 31, 2011 and 2012, estimated refunds were recorded in the amounts of $1,242,226 and $364,445, respectively.

The Group derives its advertising fees from advertising sales on their website principally for a fixed period of time, generally less than one year. Revenues from advertising arrangements are recognized ratably over the period the advertising is displayed.

The Group also derives commission from its brokerage services provided by the subsidiaries, iSTAR Securities and iSTAR Futures which buy or sell securities and futures on their customers' behalf. The commission income is recognized on a trade date basis as transactions occur.

Business taxes and value added taxes

Effective January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to value added tax ("VAT") Transformation Pilot Program(the "Pilot Program"), for certain industries in Shanghai. On September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation extended the Pilot Program to certain industries in other eight regions, including Beijing and Shenzhen. With the adoption of Pilot Program, our advertising-related revenues and certain subscription revenues were subject to VAT tax at a rate of 6%. Our advertising- related revenues and certain subscription revenues were recognized after deducting VAT and other related surcharges.

Revenue is recorded net of business taxes when incurred. The Group is subject to business taxes of 3%-5% on taxable services provided to its customers. During the years ended December 31, 2010, 2011, and 2012, business taxes and related surcharges totaled $1,692,069, $1,478,653, and $639,880, respectively.

The Group's certain PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to VAT at a rate of 17% on subscription-based revenue. VAT payable on subscription-based revenue is computed net of VAT paid on purchases. In respect of subscription-based revenue, however, if the net amount of VAT payable exceeds 3% of subscription-based revenue, the excess portion of value added tax can be refunded immediately.

The Group therefore is subject to an effective net VAT burden of 3% from subscription-based revenue and records VAT on a net basis. Net amount of value added tax is recorded either in the line item of other current liabilities or prepaid expenses and other current assets on the face of consolidated balance sheet.

Subscription-based revenue includes the benefit of the rebate of value added taxes on sale of the downloadable software received from the Chinese tax authorities as part of the PRC government policy of encouraging software development in the PRC. In 2010, 2011 and 2012, the Group recognized $3,711,613, $3,140,764 and $1,348,564 respectively, in VAT refunds.

Government subsidies

The Group records government subsidies when granted by local government authority and are not subject to future return. The government subsidies include R&D subsidy, business tax refund, innovation fund and high-tech company subsidy.

Deferred revenue

Payments received in advance of service are recorded as deferred revenue until earned and when the relevant revenue recognition requirements have been met.

Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("U.S. dollar"). The financial records of the Group's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC, Hong Kong and British Virgin Islands are maintained in their local currencies, the Renminbi ("RMB"), Hong Kong Dollars ("HK$"), and U.S. Dollars ("US$"), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the US$, the Group's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of Renminbi into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of $92,922,206, $52,146,828 and $26,848,249 at December 31, 2010, 2011 and 2012 which were denominated in RMB.

Cost of raw data

Cost of raw data is expensed as incurred and is recorded in cost of revenues.

Product development expenses

Costs of product development, including investment in data capability, are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. The Group essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $6,077,608, $3,134,198 and $753,107 for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included as part of sales and marketing expenses in the accompanying consolidated statements of operations.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), unrealized gain (loss) on short-term investments and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income a single continuous consolidated statement of comprehensive income. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income (loss).

Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, short-term investments, cost method investment, loan receivable, accounts payable and short-term loan.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, loan receivable, accounts payable and short-term loan approximate their fair value due to their short-term maturities.

The carrying value of the cost method investment was nil and $802,202 as of December 31, 2011 and 2012, which approximate the fair value of the investment based on the valuation performed by the Company.

The Group does not use derivative instruments to manage risks.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method or graded vesting attribution method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

Net income (loss) per share

Basic net income (loss) per share attributable to China Finance Online Co. Limited is computed by dividing net income (loss) attributable to China Finance Online Co. Limited by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share attributable to China Finance Online Co. Limited reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options and nonvested shares is computed using treasury stock method.

Concentrations of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. The Group places its cash and cash equivalents, restricted cash, short-term investments and accounts receivable in major financial institutions located in PRC and Hong Kong, which management considers to be of high credit quality.

The Group conducts ongoing credit evaluations of its customers and generally does not require collateral or other security from its customers except for the accounts receivable-margin clients which represents the margin loan to customers for securities purchase. The accounts receivable-margin client was collateralized by the securities the margin client purchased. The Group manages its credit risk by collecting up-front fee from its customers and billing at regular intervals during the contract period. The Group assesses the adequacy of allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Details of clients accounting for 10% or more of accounts receivable are as follows:

	Year ended December 31,
	2011		2012
	Amount	%	Amount	%

Client A	$3,551,142	24.7	$3,694,584	18.5
Client B	$2,642,038	18.4	$2,875,230	14.4
Client C	*	*	$3,165,537	15.8

*           Represented less than 10% of consolidated account receivable balance.

These clients are all margin clients who have collateralized the securities they purchase to the Group.

There were no customers with 10% or more of the Group's revenues during 2010, 2011, or 2012.

Recently adopted accounting pronouncements

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income: Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company has adopted this guidance on January 1, 2012 and has presented the comprehensive income (loss) in a single continuous consolidated statement of comprehensive income since that date.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – goodwill and other: Testing Goodwill for Impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Company adopted this pronouncement on January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

In December 2011, the FASB issued ASU No.2011-12, Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which deferred the effective date for amendments to the presentation of reclassification of items out of accumulated other comprehensive income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this update are effective for public entities for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In July 2012, the FASB issued ASU No. 2012-02 ("ASU 2012-02"), Intangibles – goodwill and other: Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect ASU 2012-02 to have a significant impact on the Group’s consolidated financial statement.

In February 2013, the FASB issued ASU No. 2013-02 ("ASU 2013-02"), Comprehensive Income: Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company does not expect the adoption of ASU 2013-02 to have a material impact on the Group’s consolidated financial statements.

Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combination Disclosure [Text Block]
3.	ACQUISITIONS

Assets acquisition in 2012

In the first quarter of 2012, CFO Software, a subsidiary of the Company, entered into a series of contractual agreements, to acquire a securities consulting license for a total consideration of $2,063,361.

		Useful life
Purchase price allocation:
Acquired intangible assets:
Securities consulting license	2,751,148	15 years
Deferred tax liabilities	(687,787)
Total purchase price	2,063,361

Business combination in 2012

On June 30, 2012, CFO Software, a subsidiary of the Company, entered into a series of contractual arrangement with East Win Investment Consulting Co., Limited (“CFO East Win”) to acquire 70% of the equity interest, with which the Company expects to develop the wealth management services in the future. For the acquisition, the total cash consideration was $2,848,507. Following an independent valuation performed by American Appraisal China Limited, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to subscription services and other related services operating segment.

		Useful life
Purchase price allocation:
Cash and cash equivalents	$14,073
Prepaid expenses and current assets	215,868
Accounts receivable	949
Property and equipment, net	625,258
Rental deposit	8,998
Acquired intangible assets:
Securities consulting license	2,065,168	15 years
Completed technology	66,465	5 years
Total assets acquired	2,996,779
Accounts payable	(137,665)
Accrued expenses and other current liabilities	(1,608,027)
Income tax payable	(30,780)
Deferred tax liabilities	(532,908)
Noncontrolling interest	(871,960)
Total net assets	(184,561)
Goodwill	3,033,068
Total	$2,848,507

The following summarized unaudited pro forma results of operations for the years ended December 31, 2011 and 2012 assuming that all significant acquisitions during the year ended December 31, 2011 and 2012 occurred as of January 1, 2011. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2011, nor is it indicative of future operating results.

	For the year ended December 31,
	2011	2012
	(unaudited)	(unaudited)
Revenues	$55,119,450	$31,966,408
Net loss attributable to China Finance Online Co., Limited	(19,392,948)	(13,641,361)

Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.18)	$(0.13)
- diluted	$(0.18)	$(0.13)

Fair value of acquired assets

The Group measured the fair value for the assets acquired, with the assistance of American Appraisal, an independent valuation firm, using discounted cash flow techniques, and these assets were valued using Level 3 inputs, because the Group used unobservable inputs to value them, reflecting the Group's assessment of the assumptions market participants would use in valuing these purchased intangible assets.

Note 4 - Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

	December 31,
	2011	2012

Accounts receivable-margin clients	$12,888,630	$15,054,331
Less: Allowance for doubtful accounts	-	-

Accounts receivable- margin clients, net	$12,888,630	$15,054,331

Accounts receivable-others	1,597,290	5,012,320
Less: Allowance for doubtful accounts	(129,439)	(41,893)

Accounts receivable-others, net	$1,467,851	$4,970,427

Accounts receivable- margin clients represent the receivables derived in the brokerage service in iSTAR Securities, which is pledged by the customer's purchased securities.

Accounts receivable-others represent the receivables derived in other ordinary business without any collateral or other security from its customers.

Note 5 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012

Prepayment of advertising fees	$149,041	$12,728
Advertising deposit	47,612	47,729
Advances to suppliers	755,290	1,085,226
VAT refund receivable	1,127,326	89,843
Income tax and business tax refund receivable	11,792	3,914
Interest receivable	1,009,158	1,019,415
Other current assets	478,453	521,492
	$3,578,672	$2,780,347

Note 6 - Loan Receivable	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
6.	LOAN RECEIVABLE

iSTAR Investment Services has loan receivable due from third parties, which consisted of the following:

	As of December 31,
	2011	2012	Interest rate	Period

A (i)	$1,929,955	-	10% per annum	December 2, 2011 to June 1, 2012
B (i)	6,433,186	-	2% per month	December 23, 2011 to June 23, 2012
C (ii)	1,202,362	1,205,604	6% per annum	December 1, 2011 to November 30, 2012
	$9,565,503	$1,205,604

(i)	The principal and its return are pledged by the third parties' purchased securities.

(ii)	The principal and its return are guaranteed by a third party individual. There is an interest of 1.25% per month charged on overdue balance.

Note 7 - Short-Term Investments	12 Months Ended
Dec. 31, 2012
Short Term Investments [Text Block]
7.	SHORT-TERM INVESTMENTS

The Group measured the held-to-maturity securities at amortized cost. As of December 31, 2011 and 2012, the Group's held-to-maturity securities consisted of trust fund and financial product issued by bank carried at amortized cost of $9,722,484 and $2,639,589, respectively. Gains from the held- to-maturity were recognized in the consolidated statement of operations for the year ended December 31, 2011 and 2012 were $283,889 and $367,520, respectively.

The Group measured the trading securities at fair value based on quoted market prices in an active market. As a result the Group has determined the valuation of its trading securities falls within Level 1of the fair value hierarchy. As of December 31, 2011 and 2012, the fair value of trading securities was $54,772 and nil, respectively. Gains from the trading securities were recognized in the consolidated statement of operations for the years ended December 31, 2010, 2011 and 2012 were $1,138,147, $266,705 and $113,152, respectively.

The following provides additional information concerning the Group's available-for-sale securities which consist of a stock fund issued by certain financial institution:

	As of December 31, 2011
	Costs	Gross unrealized losses	Exchange difference	Fair value

Available-for-sale securities	952,411	(38,185)	9,356	923,582
Total	952,411	(38,185)	9,356	923,582

The Group classified this investment as available-for-sale securities and reported it at the fair value shown in the weekly statement provided by the financial institution which the Group believes a Level 3 valuation.

The following table presents changes in level 3 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2011 and 2012, respectively:

	December 31,
	2011	2012

Beginning balance	-	$923,582
Purchases	16,090,819	-
Redemption	(15,876,624)	916,228
Realized gain (loss)	481,850	(45,567)
Unrealized loss	(38,185)	38,185
Exchange difference	265,722	28

Ending balance	923,582	-

The following table provides additional information on the realized gains of the sale of available-for-sale securities as of December 31, 2011 and 2012, respectively. For purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2012
	Proceeds	Costs	Losses	Exchange difference

Available-for-sale securities	916,200	952,411	(45,567)	9,384
Total	916,200	952,411	(45,567)	9,384

	Year ended December 31, 2011
	Proceeds	Costs	Gains	Exchange difference

Available-for-sale securities	15,876,624	15,138,408	481,850	256,366
Total	15,876,624	15,138,408	481,850	256,366

Note 8 - Cost Method Investment	12 Months Ended
Dec. 31, 2012
Cost and Equity Method Investments Disclosure [Text Block]
8.	COST METHOD INVESTMENT

In December 2005, the Group purchased 9,800,000 Series B preferred shares in Moloon for $15,000,000, which represents a 25% interest in Moloon on an if-converted basis. China Finance Online's investment in these preferred shares was not in-substance common stock, and accordingly, the investment has been recorded as a cost method investment.

In April 2006, the Group sold part of its investment in Moloon to a third party for a cash consideration of $1,187,500 and reduced the Group's investment in Moloon's preferred shares to 9,100,000 shares.

Moloon is a Chinese wireless technology and service provider. In 2006, China Mobile Communication Corporation, primarily through which Moloon provided its MVAS service to its customers, announced policy changes which had a substantial negative impact on Moloon's MVAS business. Following an independent valuation prepared by American Appraisal China Limited, the Group determined that its investment in Moloon was impaired and recorded an impairment loss of $1,322,000.

Thereafter, in 2007 Moloon adopted new strategies to transform itself into a provider of mobile online gaming services in China. However, despite the new strategies Moloon's financial conditions have deteriorated and, following an independent valuation prepared by American Appraisal China Limited, the Group determined that its investment in Moloon was further impaired and recorded an additional impairment loss of $11,127,000 in 2007, reducing the carrying balance of such investment to $1,479,571. There was no further impairment of the Group's cost method investment in Moloon for the year ended December 31, 2008 and 2009.

In August 2010, Moloon was wholly acquired by Ocean Butterflies Holdings Inc., a private and independent music and entertainment production company incorporated in the Cayman Islands ("Ocean Butterflies Holdings"), in the form of shares exchange between Moloon and Ocean Butterflies Holdings (the "Share Swap Transaction"). As a result of the Share Swap Transaction, the Group holds 7,439,479 ordinary shares of Ocean Butterflies Holdings, which represents 16.82% of shares in Ocean Butterflies Holdings. The investment is still recorded as a cost method investment. Following an independent valuation performed by American Appraisal China Limited, there was no impairment of the Group's cost method investment in Ocean Butterflies Holdings Inc. for the year ended December 31, 2010.

In 2011, the financial conditions of Ocean Butterflies Holdings have deteriorated and its operation was not profitable. The Group determined that its investment in Ocean Butterflies Holdings was fully impaired and recorded an additional impairment loss of $1,479,571 in 2011, reducing the carrying balance of such investment to nil as of December 31, 2011.

In 2012, the Group made a cost method investment. The carrying amount of the cost method investments was $802,202 as of December 31, 2012. Following an independent valuation performed by American Appraisal China Limited, there was no impairment of the Group’s cost method investment.

Note 9 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
9.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012

Technology infrastructure	$9,114,087	$9,605,535
Computer equipment	1,949,393	1,911,447
Furniture, fixtures and equipment	3,172,635	3,200,237
Motor vehicle	699,538	731,672
Leasehold improvements	3,344,732	3,910,370

	18,280,385	19,359,261
Less: accumulated depreciation	(11,750,566)	(14,445,147)

	$6,529,819	$4,914,114

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 were $3,048,634, $3,037,681 and $2,838,031, respectively.

Note 10 - Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
10.	ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2011 and 2012 were as follows:

	December 31
	2011				2012
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets not subject to amortization:
Trademarks	$914,155	-	$(914,155)	-	-	-	-
Stock exchange trading right	64,332	-	(64,332)	-	-	-	-
Futures exchange trading right	64,332	-	(64,332)	-	-	-	-
Intangible assets subject to amortization:
Completed technology	922,090	(922,090)	-	-	66,820	(7,276)	59,544
Customer relationship	744,338	(744,338)	-	-	-	-	-
Value-added service license	29,361	(29,361)	-	-	-	-	-
Agreement with mobile operators	13,173	(13,173)	-	-	-	-	-
Securities consulting license and related trademarks	3,713,487	(713,270)	(3,000,217)	-	4,833,877	(218,184)	4,615,693
Intellectual property	79,354	(44,306)	(35,048)	-	-	-	-
	$6,544,622	$(2,466,538)	$(4,078,084)	-	$4,900,697	$(225,460)	$4,675,237

Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $561,392, $444,292 and $224,430, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $335,624, $335,623, $335,623, $335,623 and $3,332,742 for 2013, 2014, 2015, 2016 and 2017 and thereafter, respectively.

For the year ended December 31, 2011, the Group recorded an impairment loss on its intangible assets in the amount of $4,078,084 associated with the acquired trademarks, stock exchange trading right, futures exchange trading right, securities consulting license and related trademarks, and intellectual property due to management's estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values. Following an independent valuation performed by American Appraisal China Limited, there was no impairment on intangible assets for the year ended December 31, 2012.

Note 11 - Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill Disclosure [Text Block]
11.	GOODWILL

Changes in goodwill for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Southern China	Eastern China	Northern China	Western China	Hong Kong	Total

Balance as of December 31, 2010	$2,400,576	$8,892,249	$387,242	-	$1,269,520	$12,949,587
Impairment	(2,507,499)	(9,284,338)	(403,561)	-	(1,267,826)	(13,463,224)
Exchange difference	106,923	392,089	16,319	-	(1,694)	513,637

Balance as of December 31, 2011	-	-	-	-	-	-
Acquisition (Note 3)	-	-	-	3,033,068	-	3,033,068
Exchange difference	-	-	-	16,213	-	16,213

Balance as of December 31, 2012	-	-	-	$3,049,281	-	$3,049,281

During the third quarter of 2011, the Group determined that due to the significant decline in its stock price for a sustained period, there was an impairment indicator related to goodwill as of September 30, 2011. The Group performed an assessment of the carrying value of goodwill as of September 30, 2011. Based on that assessment, the Group concluded that goodwill allocated to the Northern China and Hong Kong Reporting Units were fully impaired because the estimated growth rates and profit margins for future periods were expected lower than that of prior years.

The Group performs its annual goodwill impairment tests on December 31 of each year. In the fourth quarter of 2011, the Group realized its operating environment has undergone profound structural changes and decided upon a strategic transition since April, 2012, that the Group will implement a strategic transition of its core business from mainly providing subscription services to individual investors to developing fee-based securities investment advisory services with wealth management services. The Group evaluated the situation as of December 31, 2011 by considering a strategic transition and impact of structural changes, and concluded that goodwill allocated to the Eastern China and Southern China Reporting Units were fully impaired as of December 31, 2011 because the estimated growth rates and profit margins for future periods were expected to be substantially lower than that of prior years.

In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group's reporting units. Accordingly, it adopted a discounted cash flow ("DCF") method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

The discounted cash flows for each reporting unit were based on discrete five years financial forecasts developed by management for planning purposes. Cash flows beyond the forecasted period and discrete forecast were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Specifically, the income approach valuations included cash flow discount rate of 23.5%, 16%, 22% and 19%, and terminal value growth rate of 3%, 3%, 3% and 3%, for Northern China, Hong Kong, Eastern China and Southern China, respectively. As of September 30, 2011 and year end December 31, 2011, the Company performed impairment tests on the four reporting units considering the fluctuant market condition.

The Company performed goodwill impairment tests to determine if goodwill impairment is indicated in year 2010, 2011 and 2012. Based on the impairment tests performed, the Group recognized an impairment loss of nil, $13,463,224 and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

Note 12 - Bank Facilities and Short-Term Loans	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
12.	BANK FACILITIES AND SHORT-TERM LOANS

In 2010, the Group obtained a term loan facility amount up to $2,569,637 and a revolving loan facility amount up to $10,150,067 from a bank. The outstanding loans have the interest margin, which is 1.8%, plus Hong Kong Interbank Offered Rate ranging from 0.08% to 0.24%. In 2011, the Group extended the facilities that had a term loan facility amount up to $6,433,185 and a revolving loan facility amount up to $6,304,521, expiring in July 2012. The facilities are guaranteed by a standby letter of credit, which is secured by the Group's restricted cash of $14,558,238 as of December 31, 2011. As of December 31, 2011, $12,737,706 of loan was outstanding under such loan facilities. The outstanding loans have the interest margin, which is 1.9%, plus Hong Kong Interbank Offered Rate ranging from 0.06% to 0.34%.

In June 2012, the Group renewed the facility which will be matured in June 2013.  The facility had a term loan facility amount up to $6,450,531 and a revolving loan facility amount up to $6,321,520. The facilities are guaranteed by a standby letter of credit, which is secured by the Company's restricted cash of $14,465,198 as of December 31, 2012. As December 31, 2012, $6,450,531 of loans was outstanding under such loan facilities. The outstanding term loans and revolving loans have the interest margin, which is 2.4%, plus Hong Kong Interbank Offered Rate ranging from 0.11% to 0.33%.

In March 2011, the Group obtained another term loan facility amount up to $7,076,503 and another revolving loan facility amount up to $5,661,203 from the bank. The facilities are guaranteed by standby letters of credit, which is secured by the Group's restricted cash of $14,822,882 as of December 31, 2011. As of December 31, 2011, $6,433,185 of loans was outstanding under such loan facilities. The outstanding term loans and revolving loans have the interest margin, which are 1.0% and 2.2%, plus Hong Kong Interbank Offered Rate ranging from 0.06% to 0.34%. The facilities were matured in March 2012.

In February 2012, the Group renewed the facility which was matured in February 2013.  The facility had a term loan facility amount up to $7,095,584 and a revolving loan facility amount up to $5,676,467. The facilities are guaranteed by a standby letter of credit, which is secured by the Company's restricted cash of $14,398,218 as of December 31, 2012. As December 31, 2012, $7,095,584 of loans was outstanding under such loan facilities. The outstanding term loans and revolving loans have the interest margin, which is 2.4%, plus Hong Kong Interbank Offered Rate ranging from 0.11% to 0.33%.

Note 13 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2011	2012

Accrued bonus	$3,006,519	$2,026,268
Accrued refund of subscription fees	1,242,226	364,445
Accrued professional service fees	480,248	718,863
Withholding individual income tax-option exercise	61,683	61,683
Other taxes payable	381,095	291,870
Accrued raw data cost	375,837	364,889
Accrued office rental	8,739	-
Accrued bandwidth cost	26,017	44,983
Accrued welfare benefits	385,711	68,717
Others	488,974	1,446,912
	$6,457,049	$5,388,630

Note 14 - Stock Options and Nonvested Shares	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	STOCK OPTIONS AND NONVESTED SHARES

As of December 31, 2012, the Company and its subsidiary iSTAR Financial Holdings have three share-based compensation plans, which are described below. The compensation cost that has been charged against income for those plans was $4,519,671, $1,538,802, and $802,725 for 2010, 2011, and 2012, respectively.

2004 Stock incentive plan

In January 2004, the Company adopted the 2004 stock incentive plan (the "2004 Plan") which allows the Company to offer a variety of incentive awards to employees, directors, officers and other eligible persons in the Group, and consultants and advisors outside the Group. Options to purchase 5,688,488 ordinary shares are authorized under the Plan. In September 2004 and December 2006, the Company increased the total number of ordinary shares available for issuance under the 2004 Plan by an additional 10,000,000 shares. In June 2009, the shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares. In June 2010, the Company's shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares annually until December 31, 2014. As a result the total number of ordinary shares authorized under the 2004 Plan was 27,688,488 as of December 31, 2012.

Options to employees

During the years of 2010, 2011 and 2012, the Company granted 3,562,000, 285,000 and nil stock options to employees, respectively, at an exercise price that equaled the trading price of the stock upon the stock option grant. These options vest over 3 years.

The fair value of employee options was estimated on the basis of the Black-Scholes Option Pricing model with the following assumptions:

	Years ended December 31,
	2010			2011

Weighted average risk free rate of return	1.11%	-	2.47%	2.02%	-	2.24%
Weighted average expected option life (years)		5.98			6.14
Expected volatility rate	54.37%	-	57.06%	72.96%	-	73.75%
Dividend yield		-			-

Options to employees - continued

(1)	Expected volatility

For options granted prior to 2011-The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company and comparable listed companies. The Company chooses the comparable companies by considering synthesis effect of the characteristics including industry, stage of life cycle, size and financial leverage.

For option granted in 2011-The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)	Expected option life

For options granted prior to 2011-The Group used the simplified method to estimate the expected life.

For option granted in 2011- The expected life was estimated based on historical information.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

Options are generally granted at an exercise price equal to the fair market value of the Company's shares at the date of grant.

Summary of stock options to employees and non-employees

A summary of the stock option activity is as follows:

	2010		2011		2012
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	10,834,298	$0.87	13,103,238	$0.99	11,994,698	$0.96
Granted	3,562,000	1.43	285,000	1.08	-	-
Exercised	(637,720)	1.12	(47,500)	0.47	(20,000)	0.16
Forfeited	(655,340)	1.27	(1,346,040)	1.28	(829,700)	1.35

Outstanding at end of year	13,103,238	$0.99	11,994,698	$0.96	11,144,998	$0.93

Shares exercisable at end of year	9,316,838	$0.82	10,588,058	$0.91	10,856,838	$0.92

The following table summarizes information with respect to stock options outstanding at December 31, 2012:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2012	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2012

$0.16	2,810,738				2,810,738
$1.04	200,000				200,000
$1.31	1,279,100				1,279,100
$1.32	27,000				27,000
$1.12	400,000				400,000
$1.16	200,000				200,000
$1.07	700,000				700,000
$0.96	2,389,000				2,389,000
$1.32	73,600				73,600
$1.26	553,560				553,560
$1.65	10,000				10,000
$1.426	2,222,000				2,044,240
$1.43	50,000				34,000
$1.14	200,000				120,000
$0.87	30,000				15,600
	11,144,998	3.74 years	$0.93	$191,130	10,856,838	$0.92	$191,130

The weighted-average grant-date fair value of options granted during the years 2010, and 2011 was $0.78 and $0.70, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $115,985, $5,740, and $1,360, respectively. The total fair value of shares vested during the year ended December 31, 2010, 2011 and 2012 were $396,090, $1,705,153 and $663,519, respectively.

As of December 31, 2012, 11,650,840 ordinary shares were available for future grant of awards. The Company recognized share-based compensation expenses of $1,765,437, $945,868 and $207,678 for stock option in the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, there were $65,917 unrecognized share-based compensation expenses relating to the stock options, which are expected to be recognized over a weighted average period of one year.

2007 Equity incentive plan

In July 2007, the Company adopted the 2007 Equity incentive plan (the "2007 Plan") and granted nonvested shares covering 10,558,493 ordinary shares of the Company to the employees who were eligible for the 2007 Plan. The vesting of the nonvested shares are subject to achieving certain operating performance targets and rendering service to the Company for the requisite service period stated in the 2007 Plan.

The grant date fair value of a nonvested share was measured at the quoted market price of the Company's equity shares. The nonvested shares shall become vested during the three years following the grant date from July 2007 to June 2010 based on the Company's certain operating performance targets for the years 2008 and 2009. Based on the Company's operating performance during 2008 and 2009, 8,658,048 shares were vested as of December 31, 2010.

The Company recognized a compensation expense of $2,655,135 for the nonvested shares in 2010.

In 2009, in light of the significant global economic downturn and its impact on the Group's performance, the board approved the Amended Restricted Stock Issuance and Allocation Agreement (the "Amended Agreement"), which was executed on July 1, 2010 to extend the performance period and the vesting term. Under the Amended Agreement, there were 1,900,445 granted nonvested shares, which were not vested due to the operating performance targets for 2008 and 2009 were not achieved, became eligible for vesting if the Company can achieve the new performance targets for 2010, 2011 or 2012. The change of performance target was accounted for as a modification of the terms of the nonvested share award, and no other terms or conditions of the award were modified. Immediately before the modification, the share based compensation expense of the 1,900,445 nonvested shares that expected to be recognized over the vesting period was zero. As the new performance targets were not achieved, therefore, there is no incremental compensation cost associated with the modification.

There was no share based compensation expense recognized in 2010, 2011 and 2012 after the modification date due to the new performance target of 2010, 2011 and 2012 was not achieved.

A summary of the status of the nonvested shares as of December 31, 2010, 2011 and 2012, and changes during the year ended December 31, 2012 is presented below.

Nonvested shares	Shares	Weighted- average grant/ modification date fair value	Aggregate intrinsic value

At the beginning of year 2010	3,343,453	$1.84	4,881,441
Granted	-	-	-
Vested	(1,443,008)	-	(2,117,855)
Forfeited	-	-	-

At the end of year 2010	1,900,445	$1.43	2,481,981
Granted	-	-	-
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2011	1,900,445	$0.69	$615,744
Granted	-	-	-
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2012	1,900,445	$0.27	$433,301

2010 Equity incentive plan of iSTAR Financial Holdings

In November 2010, iSTAR Financial Holdings, a subsidiary of the Company, implemented the "2010 equity incentive plan" (the "plan") under which the Company transferred 1,500 nonvested shares which representing 15% of total iSTAR Financial Holdings' equity interest to its management group as a share incentive. If the grantees left the Company before the third anniversary of the grant date when the nonvested shares become vested, they should transfer the shares to the Company at no consideration. Therefore, the total share based compensation expenses are recognized ratably over the three years of vesting period. In addition, as the grantees are entitled to all the shareholder's rights, including the dividend rights since the date of grant, the 15% share of the earnings of iSTAR Financial Holdings is recognized as noncontrolling interest on the Company's consolidated financial statements since November 1, 2010, the date of grant.

The fair value of the share incentive was determined to be $1,188 per share. The Group recognized $99,099, $592,934 and $595,049 share based compensation cost in 2010, 2011 and 2012, respectively.

As of December 31, 2012,  there was $494,113 unrecognized compensation cost relating to nonvested shares, which is expected to be recognized over a weighted average period of one year.

Note 15 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
15.	INCOME TAXES

Hong Kong

China Finance Online, iSTAR Securities, iSTAR Futures, iSTAR Wealth Management, iSTAR Investment Services, iSTAR Credit, CFO HK Genius and other six subsidiaries were established in Hong Kong. These companies were subject to Hong Kong profit tax at 16.5%. In addition, companies who incorporated outside of Hong Kong and carried on a trade, profession or business in Hong Kong were also subject to Hong Kong profit tax in respect of their profits arising in or derived from Hong Kong.

British Virgin Islands

Companies that were incorporated in the BVI are not subject to taxation in their country of incorporation. Subsidiaries incorporated in the BVI include iSTAR Financial Holdings and other nine subsidiaries.

PRC

The Group's PRC entities are subject to 25% PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws, except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the EIT Law and its implementing rules, an enterprise which qualifies as a "high and new technology enterprise" ("the HNTE") is entitled to a tax rate of 15%.

Under the EIT law and its implementing rules, enterprises that obtain status of "Software Enterprises" are entitled to be exempted from EIT tax for the first two profit-making years and enjoy a preferential 12.5% tax rate, which is half of the standard EIT rate of 25% for the three years thereafter.

A summary of the main PRC entities that subject to tax preferential policies for the year ended December 31, 2012 is as follows:

PRC entities	Chinese enterprise income tax rate	Qualification for preferential tax rate
CFO Success	Preferential tax rate of 12.5% from 2010 to 2012.	Software Enterprises
CFO Qicheng	Full tax exemption for the years 2010 and 2011, and preferential tax rate of 12.5% from 2012 to 2014.	Software Enterprises
CFO Shenzhen Shangtong	Full tax exemption for the years 2010 and 2011, and preferential tax rate of 12.5% from 2012 to 2014.	Software Enterprises
CFO Zhengning	Preferential tax rate of 11% and 12% from 2010 to 2011.	Software Enterprises
CFO Stockstar	Transition tax rate 22%, 24% for 2010, 2011 and 25% from 2012 and thereafter.	Transition rules of the EIT Law
CFO Jujin	Transition tax rate 22%, 24% for 2010, 2011 and 25% from 2012 and thereafter.	Transition rules of the EIT Law
CFO Newrand	Transition tax rate 22%, 24% for 2010, 2011 and 25% from 2012 and thereafter.	Transition rules of the EIT Law
CFO Software	Preferential tax rate of 7.5%for 2010; And preferential tax rate of 15% from 2011 to 2013.	HNTE
CFO Meining	Preferential tax rate of 15% from 2010 to 2013.	HNTE
CFO Genius	Preferential tax rate of 15% for 2010; Transition tax rate 24% for 2011; And preferential tax rate of 15% from 2012 to 2014.	HNTE; Transition rules of EIT Law

The HNTE status obtained by CFO Software, CFO Meining and CFO Genius in 2008 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. In 2011, CFO Software and CFO Meining obtained the renewal of HNTE status. In 2012, CFO Genius obtained the HNTE status.

CFO Chongzhi, CFO Zhongcheng and Shanghai Shangtong Co., Ltd. ("CFO-Shangtong") were approved by the local tax authority in 2010 to file their income tax by adopting the "deemed-profit method". In 2011 and 2012, CFO Chongzhi and CFO Shangtong continued to adopt the method. CFO Securities Consulting was approved and adopted the method in 2011. Under this method, the qualifying entities filed their income tax by calculating as 2.5% of the gross revenues. This method is subject to be reevaluated by the local tax authority in the future.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that currently the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% not considering the arrangements for the Avoidance of Double Taxation on income and Prevention of Fiscal Evasion with respect to Taxes on Income between mainland and Hong Kong.

Aggregate deficits of the Company's subsidiaries located in the PRC were approximately $1,324,268 at December 31, 2012. And accordingly, no provision has been made for the Chinese dividend withholding taxes.

Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries located in the PRC that are available for distribution to the Company of approximately $2,350,179 at December 31, 2012. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

Income tax (provision) benefit was as follows:

	December 31,
	2010	2011	2012

Current	$(362,861)	$(662,114)	$(315,197)
Deferred	99,475	(3,276,319)	(568,521)

Total	$(263,386)	$(3,938,433)	$(883,718)

The principal components of deferred income taxes were as follows:

	December 31,
	2011	2012
Current deferred tax assets:
Deferred revenue - current	$2,545,361	$689,596
Accrued expenses and other liabilities	248,113	313,572
Unrealized Loss on short-term investments	5,728	-
Net operating loss carrying forwards	-	949,476
	2,799,202	1,952,644
Less: valuation allowance	(2,165,524)	(1,561,019)

Total current deferred tax assets	633,678	391,625

Non-current deferred tax assets:
Deferred revenue - non-current	$985,439	$200,774
Net operating loss carrying forwards	6,922,639	8,101,455
	7,908,078	8,302,229
Less: valuation allowance	(7,424,375)	(8,101,455)

Total non-current deferred tax assets	$483,703	$200,774

Current deferred tax liabilities:
Account receivable and other assets	(45,333)	(140,074)

Total current deferred tax liabilities	$(45,333)	$(140,074)

Non-current deferred tax liabilities:
Intangible assets	-	(1,168,809)

Total non-current deferred tax liabilities	$-	$(1,168,809)

A valuation allowance of $9,589,899 and $9,662,474 was established as of December 31, 2011 and 2012, respectively, for the entities that have incurred losses because the Group believes that it is more likely than not that the related deferred tax assets will not be realized in the future. At December 31, 2012, operating loss carry forwards includes approximately $31.4 million which will expire by 2017, and $13.7 million which will carry forward indefinitely.

Reconciliation between total income tax expense (benefit) and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Years ended December 31,
	2010	2011	2012

Income (loss) before tax	1,897,545	(15,525,522)	(11,076,429)
Income tax expense calculated at 25%	474,386	(3,881,381)	(2,769,107)
Effect of tax holiday	(4,208,756)	(2,155,424)	2,206,739
Effect of income tax rate difference in
Other jurisdictions	184,062	(203,633)	250,412
Non-deductible expenses	2,718,810	4,950,474	851,680
Non-taxable income	(611,009)	(40,165)	(2,122)
Change in valuation allowance	1,705,893	5,268,562	346,116

Income tax expense (benefit)	263,386	3,938,433	883,718

During the years ended December 31, 2010, 2011 and 2012, if the China Finance Online's subsidiaries and VIEs in the PRC were neither in the tax holiday period nor had they been specifically allowed special tax concessions, they would have recorded additional income tax expense of $4,208,756, $2,155,424 and $39,026, respectively. The impact of the tax holidays on basic net income per ordinary share was an increase of $0.04, $0.02 and $0.00, for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2012.

Since November 2012, the relevant tax authorities of the Group's subsidiaries and VIEs have not conducted a tax examination. In accordance with relevant PRC tax administration laws, tax years from 2007 to 2012 of the Group's PRC subsidiaries and VIEs remain subject to tax audits as of December 31, 2012, at the tax authority's discretion.

Note 16 - American Depositary Shares ("ADS") Plan	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
16.	AMERICAN DEPOSITARY SHARES ("ADS") PLAN

In October 2005, the Group issued 2,000,000 ordinary shares to its American Depositary Receipt bank and in exchange received 400,000 ADSs for purposes of future exercise of share options by employees.

As of December 31, 2006, all 400,000 ADSs had been issued to employees who exercised their options. In January 2006, the Group issued 3,000,000 ordinary shares to its American Depositary Receipt bank and in exchange received 600,000 ADSs for purposes of future exercise of share options by employees.

As of December 31, 2007, 905,256 American depositary shares ("ADSs") had been issued to employees and the remaining 94,744 ADSs continued to be held by the Group for future exercises. These 94,744 ADSs represent 473,720 ordinary shares of the Group.

As of December 31, 2008, the remaining ADSs carried from 2007 were used for option exercise. No ADS is outstanding for potential option exercises.

In June 2009, the shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares.

In June 2010, the shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares annually until December 31, 2014.

Note 17 - Repurchased Shares	12 Months Ended
Dec. 31, 2012
Share Repurchase Program Disclosure [Text Block]
17.	REPURCHASED SHARES

In year 2005, the Group repurchased 10,708,030 ordinary shares at prices ranging from $1.13 to $1.41 per share, including brokerage commission, for a total consideration of $13,200,394. In year 2007, the Group granted 10,558,493 nonvested shares to employees out of the repurchased shares. Therefore there were 149,537 repurchased shares at the end of 2007. In year 2008 and 2009, 95,950 and 750 repurchased shares were used for options exercised by employees, respectively. Therefore, the number of the remaining repurchased share as of December 31, 2010, 2011 and 2012 was 52,837, 52,837 and 52,837, respectively.

Note 18 - Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
18.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Years ended December 31,
	2010	2011	2012

Net income (loss) attributable to China Finance Online Co. Limited	$1,960,122	$(19,326,909)	$(11,855,207)

Weighted average ordinary shares outstanding used in computing basic net income per share	108,247,552	108,961,642	108,983,249
Plus: Incremental shares from assumed conversions of stock options and nonvested shares	5,877,470	-	-

Weighted average ordinary shares outstanding used in computing diluted net income per share	114,125,022	108,961,642	108,983,249

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$0.02	$(0.18)	$(0.11)
- diluted	$0.02	$(0.18)	$(0.11)

As of December 31, 2010, 767,083 options and zero nonvested shares were excluded in computation of diluted net income per share, respectively, because their effects were anti-dilutive. For the years ended December 31, 2011 and 2012, 11,994,698 options and 1,900,445 nonvested shares, and 11,144,998 options and 1,900,445 nonvested shares were anti-dilutive, respectively, because the Group was in the loss position.

Note 19 - Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
19.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total provisions for such employee benefits were $3,898,237, $4,788,471 and $3,340,484 for the years ended December 31, 2010, 2011 and 2012 respectively.

Note 20 - Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest Disclosure [Text Block]
20.	NONCONTROLLING INTERESTS

	CFO Securities Consulting	iSTAR Financial Holdings	CFO East Win	Total

Balance as of December 31, 2009	$259,529	-	-	$259,529

Acquisition of noncontrolling interest of CFO Securities Consulting	(5,233)	-	-	(5,233)
Share-based compensation of iSTAR Financial Holdings (Note 14)	-	14,865	-	14,865
Net loss	(254,296)	(71,667)	-	(325,963)

Balance as of December 31, 2010	-	(56,802)	-	(56,802)
Share-based compensation of iSTAR Financial Holdings (Note 14)	-	88,940	-	88,940
Net loss	-	(137,046)	-	(137,046)

Balance as of December 31, 2011		(104,908)	-	(104,908)
Acquisition of noncontrolling interest of CFO East Win (Note 3)	-	-	871,960	871,960
Share-based compensation of iSTAR Financial Holdings (Note 14)	-	89,256	-	89,256
Net income (loss)	-	78,958	(183,898)	(104,940)

Balance as of December 31, 2012	-	$63,306	$688,062	$751,368

Note 21 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
21.	COMMITMENTS AND CONTINGENCIES

The Group leases certain office premises and purchases data under non-cancelable leases. Rent expenses under operating leases for 2010, 2011 and 2012 were $3,067,950, $3,286,547 and $3,941,137, respectively.

Future minimum payments under non-cancelable operating leases and data purchase agreements were as follows:

Year ending
2013	6,134,773
2014	1,481,652
2015	480,072
Total	$8,096,497

Note 22 - Segment and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
22.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group has two operating segments (1) online financial data subscription service and other related services, (2) brokerage service. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-makers in deciding how to allocate resources and in assessing performance. The Group's chief executive officer has been identified as the chief operating decision makers. The Group's chief operating decision maker directs the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Group evaluates performance based on several factors, including net revenue, cost of revenue, operating expenses, income from operation. The following tables show the operations of the Group's operating segments:

For the year ended December 31, 2012

	Subscription services and other related services	Brokerage services	Consolidated

Net revenues	$25,781,724	$3,817,762	$29,599,486
Cost of revenues	7,297,061	792,333	8,089,394
Operating expenses:
General and administrative	8,515,833	2,871,548	11,387,381
Product development	10,735,570	-	10,735,570
Sales and marketing	12,500,788	571,229	13,072,017
Total operating expenses	31,752,191	3,442,777	35,194,968
Government subsidies	75,883	-	75,883
Loss from operations	$(13,191,645)	$(417,348)	$(13,608,993)
Total assets	$72,474,437	$48,896,558	$121,370,995

For the year ended December 31, 2011

	Subscription services and other related services	Brokerage services	Consolidated

Net revenues	$49,468,401	$3,539,664	$53,008,065
Cost of revenues	8,462,096	308,521	8,770,617
Operating expenses:
General and administrative	8,319,593	2,908,039	11,227,632
Product development	13,313,635	-	13,313,635
Sales and marketing	20,714,263	623,536	21,337,799
Loss from impairment of intangible assets	3,949,420	128,664	4,078,084
Loss from impairment of goodwill	12,195,398	1,267,826	13,463,224
Total operating expenses	58,492,309	4,928,065	63,420,374
Government subsidies	265,016	-	265,016
Loss from operations	$(17,220,988)	$(1,696,922)	$(18,917,910)
Total assets	$106,811,438	$53,165,245	$159,976,683

For the year ended December 31, 2010

	Subscription services and other related services	Brokerage services	Consolidated

Net revenues	$56,712,796	$3,003,246	$59,716,042
Cost of revenues	8,098,809	398,336	8,497,145
Operating expenses:
General and administrative	10,976,571	2,231,766	13,208,337
Product development	13,027,879	-	13,027,879
Sales and marketing	25,241,232	1,749,861	26,991,093

Total operating expenses	49,245,682	3,981,627	53,227,309

Government subsidies	514,113	-	514,113
Loss from operations	(117,582)	(1,376,717)	(1,494,299)

Total assets	$147,245,516	$32,845,066	$180,090,582

Enterprise wide disclose

The Group derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2010	2011	2012

Subscription fees	$49,518,331	$43,100,486	$20,826,995
Advertising revenue	7,031,219	6,243,748	4,848,622
Brokerage service revenue	3,003,246	3,539,664	3,817,762
Others	163,246	124,167	106,107

Total revenue from external customers	$59,716,042	$53,008,065	$29,599,486

Substantially all of the Company's revenues for the years ended December 31, 2010, 2011 and 2012 were generated from the PRC and Hong Kong.

As of December 31, 2010, 2011 and 2012, respectively, substantially all of long-lived assets of the Group are located in the PRC and Hong Kong.

Note 23 - Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Statutory Reserves And Restricted Net Assets Disclosure [Text Block]
23.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

PRC legal restrictions permit payments of dividends by the Group's PRC entities only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Domestic Enterprises and PRC Foreign Investment Enterprises, the PRC entities must make appropriations from after-tax profit to non-distributable statutory reserve funds as determined by the Board of Directors of the Group. These reserve funds include the (1) general reserve, (2) enterprise expansion fund and (3) staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end); the other two funds are to be made at the discretion of the board of directors of each of the Group's subsidiaries.

These reserve funds can only be used for specific purposes and are not distributable as cash dividends.

The appropriation to these reserves by the Group's PRC subsidiaries was $221,679, $118,265 and $30,658 in 2010, 2011 and 2012.

The balance of the statutory reserves was $5,825,742 and $5,856,400 as of December 31 2011 and 2012. Such reserves have been included in the retained earnings of the Company's consolidated balance sheet.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Company's PRC subsidiaries and VIEs. As of December 31, 2012, the aggregate amounts restricted which represented the amount of net assets of the relevant subsidiaries and VIEs in the Group not available for distribution was $74,101,332. As a result of the above restrictions, parent-only financials are presented on financial statement Schedule I.

Note 24 - Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
24.	SUBSEQUENT EVENT

The Company didn’t renew the bank facility which was matured in February 2013, and repaid the short-term loan of US$ 7,095,584.

In March, 2013, in order to enhance our return on cash, the Company's Board of Directors approved and authorized the Company's participation in a real estate project. Pursuant to the investment agreement entered into in connection with the real estate project, the Company will own 49% of the equity interest with a consideration of $21,525,608. The Company does not intend to engage in real estate investment as part of our business operation.

Schedule I - Financial Information of Parent Company	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
	December 31,
	2011	2012
Assets

Current assets:
Cash and cash equivalents	$2,703,639	$2,941,180
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	3,213,777	3,309,214
Prepaid expenses and other current assets	131,022	104,116
Dividends receivable	27,205,250	19,463,347

Total current assets	33,253,688	25,817,857

Investments in subsidiaries, VIEs and VIE’s subsidiaries	58,968,066	63,446,732
Rental Deposits	-	66,622

Total assets	$92,221,754	$89,331,211

Liabilities and shareholders' equity

Current liabilities:
Accrued expenses and other current liabilities	261,874	251,649
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	1,018,731	9,114,380

Total current liabilities	$1,280,605	$9,366,029

Shareholders' equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,935,383 and 110,955,383 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	14,325	14,328
Additional paid-in capital	80,446,578	81,163,243
Accumulated other comprehensive income	10,927,248	11,089,820
Retained deficits	(447,002)	(12,302,209)

Total shareholders' equity	90,941,149	79,965,182

Total liabilities and shareholders' equity	$92,221,754	$89,331,211

	December 31,
	2010	2011	2012

Cost of revenues	$139,276	$43,976	$4,245

Gross loss	(139,276)	(43,976)	(4,245)
Operating expenses:
General and administrative	760,786	1,428,893	1,445,591
Product development	53,202	75,482	68,961
Sales and marketing	-	-	43,018
Share-based compensation	4,420,572	945,868	207,677
Loss from impairment of goodwill	-	50,534	-

Total operating expenses	5,234,560	2,500,777	1,765,247

Interest income	2,249	1,402	2,180
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	6,500,738	(16,643,739)	(9,674,955)
Exchange gain (loss)	830,971	1,339,752	(413,004)
Other income	-	-	64
Loss from impairment of cost method investment	-	(1,479,571)	-

Net income (loss)	$1,960,122	$(19,326,909)	$(11,855,207)

Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	$1,688,217	$2,928,723	$130,115
Net unrealized income (loss) on available-for-sale securities, net of tax effects of nil, ($5,728) and $5,728 for 2010, 2011 and 2012, respectively	-	(32,457)	(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2010, 2011 and 2012, respectively	-	-	45,567

Other comprehensive income, net of tax	1,688,217	2,896,266	162,572

Comprehensive income (loss)	$3,648,339	$(16,430,643)	$(11,692,635)

			Additional	Accumulated other		Total
	Ordinary shares		paid-in	comprehensive	Retained	shareholders'
	Shares	Amount	capital	income (loss)	earnings	equity

Balance as of January 1, 2010	110,250,163	$14,237	$74,130,609	$6,342,765	$16,919,785	$97,407,396

Exercise of share options by employees	637,720	82	717,175	-	-	717,257
Share-based compensation	-	-	4,420,572	-	-	4,420,572
Equity pick up from compensation of a subsidiary	-	-	84,234	-	-	84,234
Acquisition of noncontrolling interest of CFO Securities Consulting	-	-	(377,893)	-	-	(377,893)
Foreign currency translation adjustment	-	-	-	1,688,217	-	1,688,217
Net income	-	-	-	-	1,960,122	1,960,122

Balance as of December 31, 2010	110,887,883	14,319	78,974,697	8,030,982	18,879,907	105,899,905

Exercise of share options by employees	47,500	6	22,019	-	-	22,025
Share-based compensation	-	-	945,868	-	-	945,868
Equity pick up from compensation of a subsidiary	-	-	503,994	-	-	503,994
Net unrealized losses on available-for-sale securities, net of tax effects of $(5,728)	-	-	-	(32,457)	-	(32,457)
Foreign currency translation adjustment	-	-	-	2,928,723	-	2,928,723
Net loss	-	-	-	-	(19,326,909)	(19,326,909)

Balance as of December 31, 2011	110,935,383	14,325	80,446,578	10,927,248	(447,002)	90,941,149

Exercise of share options by employees	20,000	3	3,197	-	-	3,200
Share-based compensation	-	-	207,677	-	-	207,677
Equity pick up from compensation of a subsidiary	-	-	505,791	-	-	505,791
Net unrealized losses on available-for-sale securities, net of tax effects of $5,728	-	-	-	(13,110)	-	(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil	-	-	-	45,567	-	45,567
Foreign currency translation adjustment	-	-	-	130,115	-	130,115
Net income	-	-	-	-	(11,855,207)	(11,855,207)

Balance as of December 31, 2012	110,955,383	$14,328	$81,163,243	$11,089,820	$(12,302,209)	$79,965,182

	December 31,
	2010	2011	2012
Operating activities:
Net income (loss)	$1,960,122	$(19,326,909)	$(11,855,207)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	4,420,572	945,868	207,677
Loss from impairment of cost method investment	-	1,479,571	-
Loss from impairment of goodwill	-	50,534	-
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	(6,500,738)	16,643,739	9,674,955
Changes in assets and liabilities:
Prepaid expenses and other current assets	(78,804)	(31,865)	26,907
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	(1,845,474)	(902,476)	317,359
Rental Deposits	-	-	(66,622)
Accrued expenses and other current liabilities	(53,454)	(52,029)	(10,225)
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	568,289	307,870	8,095,649

Net cash used in operating activities	(1,529,487)	(885,697)	6,390,493

Investing activities:
Dividend received from subsidiaries	-	759,301	4,171,269
Capital injection to subsidiaries	-	-	(10,327,422)

Net cash provided by investing activities	-	759,301	(6,156,153)

Financing activities:
Proceeds from stock options exercised by employees	717,257	22,025	3,200

Net cash provided by financing activities	717,257	22,025	3,200

Effect of exchange rate changes	2	-	1

Net increase (decrease) in cash and cash equivalents	(812,228)	(104,371)	237,541
Cash and cash equivalents, beginning of year	3,620,238	2,808,010	2,703,639

Cash and cash equivalents, end of year	$2,808,010	$2,703,639	$2,941,180

Note:

Basis for preparation

The parent-company Financial Information of China Finance Online has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that China Finance Online has used equity method to account for its investments in its subsidiaries and variable interest entities.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Consolidation, Policy [Policy Text Block]
Basis of consolidation

The consolidated financial statements include the financial statements of China Finance Online, its subsidiaries, VIEs and VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash consist of i) the security deposit for the credit standby letter issued by a bank to provide guarantee for the short-term loan borrowed by CFO HK Genius; ii) the deposit in bank accounts for providing guarantee to subscription revenue customers by CFO Securities Consulting in accordance with the requirement of China Securities Regulatory Commission ("CSRC"). The restriction period is one year.

Fair Value Measurement, Policy [Policy Text Block]
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group measures certain assets, including the long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc.

Trust Bank Balances Held On Behalf Of Customers [Policy Text Block]
Trust bank balances held on behalf of customers

iSTAR Securities and iSTAR Futures receive fund from customers for purpose of buying or selling securities and futures on behalf of its customers and deposits the fund in its interest-bearing bank account. Such bank balance represents an asset of the Group for the amounts due to customers for the trust bank balance held on their behalf and payable to customers on demand. The Group also recognizes a corresponding liability.

Advances To Employees Policy [Text Block]
Advances to employees

The Group has made advances to a certain individual to enable him to participate in stock trading in the Stock Exchange Campaign which was launched by the Group for marketing purposes. The balances represent nil and $1,056,423 as of December 31, 2011 and 2012 and are repayable to the Group on demand.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's financial statements include account receivable, cost method investment, impairment of goodwill and long-lived assets, income taxes, sales refund and share-based compensation. Actual results could differ from those estimates.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loan receivable

Loans are reported at either their outstanding principal balances or at fair value. For loans reported at their outstanding principal balances, interest income is accrued on the unpaid principal balance. A loan is considered impaired when, based on current events and the financial condition of the borrower, it is probable that the company will be unable to collect all principal and interest due according to the contractual terms of the loan agreement. Loan collectability is monitored by the Group in connection with the ongoing monitoring of the associated financial guarantee transactions.

Marketable Securities, Policy [Policy Text Block]
Short-term investments

Short-term investments comprise marketable debt and equity securities, which are classified as trading, held-to-maturity or available-for-sale. Trading securities are securities that are bought and held principally for the purpose of selling them in the near term and are reported at fair value, with unrealized gains and losses recognized in earnings. Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. All of the Company's held-to-maturity securities are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Short-term investments classified as available for sale are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available for sale securities are classified as current assets on the accompanying consolidated balance sheets because they are available for immediate sale.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net

Property and equipment, net are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

Securities consulting license and related trademarks		15		years
Completed technology		5		years
Customer relationship	4	-	5	years
Value-added service license	3	-	4	years
Agreement with mobile operators		3		years
Intellectual property		10		years

Certain trademarks resulting from the acquisitions of business and certain trading rights bought by the Company are determined to have indefinite lives. If an intangible asset is determined to have an indefinite life, it is not amortized until its useful life is determined to be no longer indefinite.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. There were nil, $3,035,265 and nil impairment losses in relation to the long-lived assets with definite lives for the years ended December 31, 2010, 2011 and 2012.

Business Combinations Policy [Policy Text Block]
Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Impairment of goodwill and indefinite-lived intangible assets

The Group performs a qualitative analysis that includes reviewing the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. After a qualitative analysis indicates an impairment test is needed, the Company completes a two-step goodwill impairment test. The first step is to compare the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step is to compare the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.

The Group performs the annual impairment tests on December 31 of each year. Based on the Group's assessment, the Group recorded nil, $13,463,224 and nil goodwill impairment losses during the years ended December 31, 2010, 2011 and 2012, respectively. In addition, the Group recorded nil, $1,042,819 and nil impairment losses in relation to intangible assets with indefinite life during the years ended December 31, 2010, 2011 and 2012, respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Group generates revenue primarily from annual subscription fees from subscribers to their financial data and information services including their downloadable proprietary research tools. The Group recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the fee is fixed or determinable and (4) collectability is probable. Upon receipt of the upfront cash payments from the subscriber, the Group will activate the subscriber's account and provide the subscriber the access code. This will commence a certain subscription period according to the customer demand and the full payment will be deferred and recognized ratably over the subscription period. The Group recognizes revenue ratably over the life of the arrangement. Estimated refund of subscription fees is recorded as deduction of revenue and deferred revenue. The Group estimates the refund of subscription fees based on historical experience as well as the impact of the changes in market condition and regulation, such as the Provisional Regulations on Securities Investment Advisory and Provisional Regulations on Issuance of Securities Research Reports promulgated by CSRC. As of December 31, 2011 and 2012, estimated refunds were recorded in the amounts of $1,242,226 and $364,445, respectively.

The Group derives its advertising fees from advertising sales on their website principally for a fixed period of time, generally less than one year. Revenues from advertising arrangements are recognized ratably over the period the advertising is displayed.

The Group also derives commission from its brokerage services provided by the subsidiaries, iSTAR Securities and iSTAR Futures which buy or sell securities and futures on their customers' behalf. The commission income is recognized on a trade date basis as transactions occur.

Business Taxes And Value Added Taxes [Policy Text Block]
Business taxes and value added taxes

Effective January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to value added tax ("VAT") Transformation Pilot Program(the "Pilot Program"), for certain industries in Shanghai. On September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation extended the Pilot Program to certain industries in other eight regions, including Beijing and Shenzhen. With the adoption of Pilot Program, our advertising-related revenues and certain subscription revenues were subject to VAT tax at a rate of 6%. Our advertising- related revenues and certain subscription revenues were recognized after deducting VAT and other related surcharges.

Revenue is recorded net of business taxes when incurred. The Group is subject to business taxes of 3%-5% on taxable services provided to its customers. During the years ended December 31, 2010, 2011, and 2012, business taxes and related surcharges totaled $1,692,069, $1,478,653, and $639,880, respectively.

The Group's certain PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to VAT at a rate of 17% on subscription-based revenue. VAT payable on subscription-based revenue is computed net of VAT paid on purchases. In respect of subscription-based revenue, however, if the net amount of VAT payable exceeds 3% of subscription-based revenue, the excess portion of value added tax can be refunded immediately.

The Group therefore is subject to an effective net VAT burden of 3% from subscription-based revenue and records VAT on a net basis. Net amount of value added tax is recorded either in the line item of other current liabilities or prepaid expenses and other current assets on the face of consolidated balance sheet.

Subscription-based revenue includes the benefit of the rebate of value added taxes on sale of the downloadable software received from the Chinese tax authorities as part of the PRC government policy of encouraging software development in the PRC. In 2010, 2011 and 2012, the Group recognized $3,711,613, $3,140,764 and $1,348,564 respectively, in VAT refunds.

Government Subsidies [Policy Text Block]
Government subsidies

The Group records government subsidies when granted by local government authority and are not subject to future return. The government subsidies include R&D subsidy, business tax refund, innovation fund and high-tech company subsidy.

Revenue Recognition, Deferred Revenue [Policy Text Block]	Deferred revenue Payments received in advance of service are recorded as deferred revenue until earned and when the relevant revenue recognition requirements have been met.
Cost Method Investments, Policy [Policy Text Block]
Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("U.S. dollar"). The financial records of the Group's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC, Hong Kong and British Virgin Islands are maintained in their local currencies, the Renminbi ("RMB"), Hong Kong Dollars ("HK$"), and U.S. Dollars ("US$"), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the US$, the Group's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Foregin Currency Risk [Policy Text Block]
Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of Renminbi into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of $92,922,206, $52,146,828 and $26,848,249 at December 31, 2010, 2011 and 2012 which were denominated in RMB.

Cost of Raw Data [Policy Text Block]	Cost of raw data Cost of raw data is expensed as incurred and is recorded in cost of revenues.
Research, Development, and Computer Software, Policy [Policy Text Block]
Product development expenses

Costs of product development, including investment in data capability, are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. The Group essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

Advertising Costs, Policy [Policy Text Block]
Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $6,077,608, $3,134,198 and $753,107 for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included as part of sales and marketing expenses in the accompanying consolidated statements of operations.

Income Tax, Policy [Policy Text Block]
Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), unrealized gain (loss) on short-term investments and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income a single continuous consolidated statement of comprehensive income. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income (loss).

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, short-term investments, cost method investment, loan receivable, accounts payable and short-term loan.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, loan receivable, accounts payable and short-term loan approximate their fair value due to their short-term maturities.

The carrying value of the cost method investment was nil and $802,202 as of December 31, 2011 and 2012, which approximate the fair value of the investment based on the valuation performed by the Company.

The Group does not use derivative instruments to manage risks.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method or graded vesting attribution method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

Earnings Per Share, Policy [Policy Text Block]
Net income (loss) per share

Basic net income (loss) per share attributable to China Finance Online Co. Limited is computed by dividing net income (loss) attributable to China Finance Online Co. Limited by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share attributable to China Finance Online Co. Limited reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options and nonvested shares is computed using treasury stock method.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. The Group places its cash and cash equivalents, restricted cash, short-term investments and accounts receivable in major financial institutions located in PRC and Hong Kong, which management considers to be of high credit quality.

The Group conducts ongoing credit evaluations of its customers and generally does not require collateral or other security from its customers except for the accounts receivable-margin clients which represents the margin loan to customers for securities purchase. The accounts receivable-margin client was collateralized by the securities the margin client purchased. The Group manages its credit risk by collecting up-front fee from its customers and billing at regular intervals during the contract period. The Group assesses the adequacy of allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Details of clients accounting for 10% or more of accounts receivable are as follows:

	Year ended December 31,
	2011		2012
	Amount	%	Amount	%

Client A	$3,551,142	24.7	$3,694,584	18.5
Client B	$2,642,038	18.4	$2,875,230	14.4
Client C	*	*	$3,165,537	15.8

*           Represented less than 10% of consolidated account receivable balance.

These clients are all margin clients who have collateralized the securities they purchase to the Group.

There were no customers with 10% or more of the Group's revenues during 2010, 2011, or 2012.

New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Recently adopted accounting pronouncements

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income: Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company has adopted this guidance on January 1, 2012 and has presented the comprehensive income (loss) in a single continuous consolidated statement of comprehensive income since that date.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – goodwill and other: Testing Goodwill for Impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Company adopted this pronouncement on January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

In December 2011, the FASB issued ASU No.2011-12, Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which deferred the effective date for amendments to the presentation of reclassification of items out of accumulated other comprehensive income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this update are effective for public entities for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting pronouncements not yet adopted

In July 2012, the FASB issued ASU No. 2012-02 ("ASU 2012-02"), Intangibles – goodwill and other: Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect ASU 2012-02 to have a significant impact on the Group’s consolidated financial statement.

In February 2013, the FASB issued ASU No. 2013-02 ("ASU 2013-02"), Comprehensive Income: Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company does not expect the adoption of ASU 2013-02 to have a material impact on the Group’s consolidated financial statements.

Note 1 - Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Variable Interest Entities [Table Text Block]
Company name	Place of incorporation or establishment	Date of incorporation or acquisition	Legal ownership interest	Principal activity

Subsidiaries:
China Finance Online (Beijing) Co., Ltd. ("CFO Beijing")	Beijing, PRC	Jul. 9, 1998	100%	Subscription service
Fortune Software (Beijing) Co., Ltd. ("CFO Software")	Beijing, PRC	Dec. 7, 2004	100%	Subscription service
Fortune (Beijing) Success Technology Co., Ltd. ("CFO Success")	Beijing, PRC	Oct. 16, 2007	100%	Subscription service
Jujin Software (Shenzhen) Co., Ltd. ("CFO Jujin")	Shenzhen, PRC	Mar. 9, 2007	100%	Subscription service
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius")	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Stockstar Information Technology (Shanghai) Co., Ltd. ("CFO Stockstar")	Shanghai, PRC	Oct. 1, 2006	100%	Subscription service
Zhengning Information & Technology (Shanghai) Co., Ltd. ("CFO Zhengning")	Shanghai, PRC	Jan. 31, 2007	100%	Subscription service
iSTAR Financial Holdings Limited (former name: Daily Growth Financial Holdings Limited) ("iSTAR FinancialHoldings")	BVI	Jul. 16, 2007	85%	Investment holdings
iSTAR International Securities Co., Limited (former name: Daily Growth Securities Limited) ("iSTAR Securities")	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
iSTAR International Futures Co., Limited (former name: Daily Growth Futures Limited) ("iSTAR Futures")	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
iSTAR International Wealth Management Limited (former name: Daily Growth Wealth Management Limited) ("iSTAR Wealth Management")	Hong Kong, PRC	Oct. 8, 2008	85%	Securities advising
iSTAR International Investment Services Co., Limited (former name: Daily Growth Investment Services Limited) ("iSTAR Investment Services")	Hong Kong, PRC	Jun. 30, 2009	85%	N/A
iSTAR International Credit Co. Limited ("iSTAR Credit")	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Hong Kong Genius Information Technology Co., Ltd. ("CFO HK Genius")	Hong Kong, PRC	May. 18, 2010	100%	N/A
Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua")	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shanghai Chongzhi Co., Ltd. ("CFO Chongzhi")	Shanghai, PRC	Jun. 6, 2008	Nil	Subscription service
Fortune (Beijing) Qicheng Technology Co., Ltd. ("CFO Qicheng")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Beijing Chuangying Advisory and Investment Co., Ltd. ("CFO Chuangying")	Beijing, PRC	Jan. 9, 2009	Nil	Investment advising
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. ("CFO Newrand ")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising

Subsidiaries of variable interest entities:
Shanghai Meining Computer Software Co., Ltd. ("CFO Meining")	Shanghai, PRC	Oct. 1, 2006	Nil	Web portal, advertising, subscription, and SMS
Shenzhen Newrand Securities Training Center ("CFO Newrand Training")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Shanghai Stockstar Securities Advisory and Investment Co., Ltd. ("CFO Securities Consulting")	Shanghai, PRC	Nov. 5, 2009	Nil	Securities investment advising
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")	Shenzhen, PRC	Sep. 23, 2009	Nil	Subscription service

Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Schedule of Condensed Balance Sheet [Table Text Block]
	Year ended December 31,
	2011	2012

Total assets	$33,120,325	$39,592,530
Total liabilities	$16,431,574	$17,141,853

Schedule of Condensed Income Statement [Table Text Block]
	Year ended December 31,
	2010	2011	2012

Net revenue	$25,737,779	$27,837,567	$17,271,563
Net income (loss)	$3,614,094	$(7,573,823)	$(6,948,118)

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31,
	2010	2011	2012

Net cash provided by (used in) operating activities	$7,926,255	$(11,948,507)	$(13,860,354)
Net cash provided by (used in) investing activities	178,192	(7,726,567)	3,449,449
Net cash provided by (used in) financing activities	2,629,738	(37,146,641)	6,461,007
Effect of exchange rate changes	1,922,878	895,082	52,740

Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Estimated Useful Lives
Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Securities consulting license and related trademarks		15		years
Completed technology		5		years
Customer relationship	4	-	5	years
Value-added service license	3	-	4	years
Agreement with mobile operators		3		years
Intellectual property		10		years

Schedule of Accounts Receivable by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
	2011		2012
	Amount	%	Amount	%

Client A	$3,551,142	24.7	$3,694,584	18.5
Client B	$2,642,038	18.4	$2,875,230	14.4
Client C	*	*	$3,165,537	15.8

Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition, Pro Forma Information [Table Text Block]
	For the year ended December 31,
	2011	2012
	(unaudited)	(unaudited)
Revenues	$55,119,450	$31,966,408
Net loss attributable to China Finance Online Co., Limited	(19,392,948)	(13,641,361)

Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.18)	$(0.13)
- diluted	$(0.18)	$(0.13)

Securities Consulting License Acquisition By CFO Software [Member]
Schedule of Purchase Price Allocation [Table Text Block]
		Useful life
Purchase price allocation:
Acquired intangible assets:
Securities consulting license	2,751,148	15 years
Deferred tax liabilities	(687,787)
Total purchase price	2,063,361

Acquisition of 70% Interest in "CFO East Win" By CFO Software [Member]
Schedule of Purchase Price Allocation [Table Text Block]
		Useful life
Purchase price allocation:
Cash and cash equivalents	$14,073
Prepaid expenses and current assets	215,868
Accounts receivable	949
Property and equipment, net	625,258
Rental deposit	8,998
Acquired intangible assets:
Securities consulting license	2,065,168	15 years
Completed technology	66,465	5 years
Total assets acquired	2,996,779
Accounts payable	(137,665)
Accrued expenses and other current liabilities	(1,608,027)
Income tax payable	(30,780)
Deferred tax liabilities	(532,908)
Noncontrolling interest	(871,960)
Total net assets	(184,561)
Goodwill	3,033,068
Total	$2,848,507

Note 4 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012

	December 31,
	2011	2012

Accounts receivable-margin clients	$12,888,630	$15,054,331
Less: Allowance for doubtful accounts	-	-

Accounts receivable- margin clients, net	$12,888,630	$15,054,331

Accounts receivable-others	1,597,290	5,012,320
Less: Allowance for doubtful accounts	(129,439)	(41,893)

Accounts receivable-others, net	$1,467,851	$4,970,427

Note 5 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
	December 31,
	2011	2012

Prepayment of advertising fees	$149,041	$12,728
Advertising deposit	47,612	47,729
Advances to suppliers	755,290	1,085,226
VAT refund receivable	1,127,326	89,843
Income tax and business tax refund receivable	11,792	3,914
Interest receivable	1,009,158	1,019,415
Other current assets	478,453	521,492
	$3,578,672	$2,780,347

Note 6 - Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2011	2012	Interest rate	Period

A (i)	$1,929,955	-	10% per annum	December 2, 2011 to June 1, 2012
B (i)	6,433,186	-	2% per month	December 23, 2011 to June 23, 2012
C (ii)	1,202,362	1,205,604	6% per annum	December 1, 2011 to November 30, 2012
	$9,565,503	$1,205,604

Note 7 - Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	As of December 31, 2011
	Costs	Gross unrealized losses	Exchange difference	Fair value

Available-for-sale securities	952,411	(38,185)	9,356	923,582
Total	952,411	(38,185)	9,356	923,582

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	December 31,
	2011	2012

Beginning balance	-	$923,582
Purchases	16,090,819	-
Redemption	(15,876,624)	916,228
Realized gain (loss)	481,850	(45,567)
Unrealized loss	(38,185)	38,185
Exchange difference	265,722	28

Ending balance	923,582	-

Available-for-sale Securities [Table Text Block]
	Year ended December 31, 2012
	Proceeds	Costs	Losses	Exchange difference

Available-for-sale securities	916,200	952,411	(45,567)	9,384
Total	916,200	952,411	(45,567)	9,384
	Year ended December 31, 2011
	Proceeds	Costs	Gains	Exchange difference

Available-for-sale securities	15,876,624	15,138,408	481,850	256,366
Total	15,876,624	15,138,408	481,850	256,366

Note 9 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	December 31,
	2011	2012

Technology infrastructure	$9,114,087	$9,605,535
Computer equipment	1,949,393	1,911,447
Furniture, fixtures and equipment	3,172,635	3,200,237
Motor vehicle	699,538	731,672
Leasehold improvements	3,344,732	3,910,370

	18,280,385	19,359,261
Less: accumulated depreciation	(11,750,566)	(14,445,147)

	$6,529,819	$4,914,114

Note 10 - Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	December 31
	2011				2012
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets not subject to amortization:
Trademarks	$914,155	-	$(914,155)	-	-	-	-
Stock exchange trading right	64,332	-	(64,332)	-	-	-	-
Futures exchange trading right	64,332	-	(64,332)	-	-	-	-
Intangible assets subject to amortization:
Completed technology	922,090	(922,090)	-	-	66,820	(7,276)	59,544
Customer relationship	744,338	(744,338)	-	-	-	-	-
Value-added service license	29,361	(29,361)	-	-	-	-	-
Agreement with mobile operators	13,173	(13,173)	-	-	-	-	-
Securities consulting license and related trademarks	3,713,487	(713,270)	(3,000,217)	-	4,833,877	(218,184)	4,615,693
Intellectual property	79,354	(44,306)	(35,048)	-	-	-	-
	$6,544,622	$(2,466,538)	$(4,078,084)	-	$4,900,697	$(225,460)	$4,675,237

Note 11 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill [Table Text Block]
	Southern China	Eastern China	Northern China	Western China	Hong Kong	Total

Balance as of December 31, 2010	$2,400,576	$8,892,249	$387,242	-	$1,269,520	$12,949,587
Impairment	(2,507,499)	(9,284,338)	(403,561)	-	(1,267,826)	(13,463,224)
Exchange difference	106,923	392,089	16,319	-	(1,694)	513,637

Balance as of December 31, 2011	-	-	-	-	-	-
Acquisition (Note 3)	-	-	-	3,033,068	-	3,033,068
Exchange difference	-	-	-	16,213	-	16,213

Balance as of December 31, 2012	-	-	-	$3,049,281	-	$3,049,281

Note 13 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2011	2012

Accrued bonus	$3,006,519	$2,026,268
Accrued refund of subscription fees	1,242,226	364,445
Accrued professional service fees	480,248	718,863
Withholding individual income tax-option exercise	61,683	61,683
Other taxes payable	381,095	291,870
Accrued raw data cost	375,837	364,889
Accrued office rental	8,739	-
Accrued bandwidth cost	26,017	44,983
Accrued welfare benefits	385,711	68,717
Others	488,974	1,446,912
	$6,457,049	$5,388,630

Note 14 - Stock Options and Nonvested Shares (Tables)	12 Months Ended
Dec. 31, 2012
2004 Stock Incentive Plan [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years ended December 31,
	2010			2011

Weighted average risk free rate of return	1.11%	-	2.47%	2.02%	-	2.24%
Weighted average expected option life (years)		5.98			6.14
Expected volatility rate	54.37%	-	57.06%	72.96%	-	73.75%
Dividend yield		-			-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2010		2011		2012
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	10,834,298	$0.87	13,103,238	$0.99	11,994,698	$0.96
Granted	3,562,000	1.43	285,000	1.08	-	-
Exercised	(637,720)	1.12	(47,500)	0.47	(20,000)	0.16
Forfeited	(655,340)	1.27	(1,346,040)	1.28	(829,700)	1.35

Outstanding at end of year	13,103,238	$0.99	11,994,698	$0.96	11,144,998	$0.93

Shares exercisable at end of year	9,316,838	$0.82	10,588,058	$0.91	10,856,838	$0.92

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2012	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2012

$0.16	2,810,738				2,810,738
$1.04	200,000				200,000
$1.31	1,279,100				1,279,100
$1.32	27,000				27,000
$1.12	400,000				400,000
$1.16	200,000				200,000
$1.07	700,000				700,000
$0.96	2,389,000				2,389,000
$1.32	73,600				73,600
$1.26	553,560				553,560
$1.65	10,000				10,000
$1.426	2,222,000				2,044,240
$1.43	50,000				34,000
$1.14	200,000				120,000
$0.87	30,000				15,600
	11,144,998	3.74 years	$0.93	$191,130	10,856,838	$0.92	$191,130

2007 Equity Incentive Plan [Member]
Schedule of Nonvested Share Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant/ modification date fair value	Aggregate intrinsic value

At the beginning of year 2010	3,343,453	$1.84	4,881,441
Granted	-	-	-
Vested	(1,443,008)	-	(2,117,855)
Forfeited	-	-	-

At the end of year 2010	1,900,445	$1.43	2,481,981
Granted	-	-	-
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2011	1,900,445	$0.69	$615,744
Granted	-	-	-
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2012	1,900,445	$0.27	$433,301

Note 15 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
	2010	2011	2012

Current	$(362,861)	$(662,114)	$(315,197)
Deferred	99,475	(3,276,319)	(568,521)

Total	$(263,386)	$(3,938,433)	$(883,718)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2011	2012
Current deferred tax assets:
Deferred revenue - current	$2,545,361	$689,596
Accrued expenses and other liabilities	248,113	313,572
Unrealized Loss on short-term investments	5,728	-
Net operating loss carrying forwards	-	949,476
	2,799,202	1,952,644
Less: valuation allowance	(2,165,524)	(1,561,019)

Total current deferred tax assets	633,678	391,625

Non-current deferred tax assets:
Deferred revenue - non-current	$985,439	$200,774
Net operating loss carrying forwards	6,922,639	8,101,455
	7,908,078	8,302,229
Less: valuation allowance	(7,424,375)	(8,101,455)

Total non-current deferred tax assets	$483,703	$200,774

Current deferred tax liabilities:
Account receivable and other assets	(45,333)	(140,074)

Total current deferred tax liabilities	$(45,333)	$(140,074)

Non-current deferred tax liabilities:
Intangible assets	-	(1,168,809)

Total non-current deferred tax liabilities	$-	$(1,168,809)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended December 31,
	2010	2011	2012

Income (loss) before tax	1,897,545	(15,525,522)	(11,076,429)
Income tax expense calculated at 25%	474,386	(3,881,381)	(2,769,107)
Effect of tax holiday	(4,208,756)	(2,155,424)	2,206,739
Effect of income tax rate difference in
Other jurisdictions	184,062	(203,633)	250,412
Non-deductible expenses	2,718,810	4,950,474	851,680
Non-taxable income	(611,009)	(40,165)	(2,122)
Change in valuation allowance	1,705,893	5,268,562	346,116

Income tax expense (benefit)	263,386	3,938,433	883,718

Note 18 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended December 31,
	2010	2011	2012

Net income (loss) attributable to China Finance Online Co. Limited	$1,960,122	$(19,326,909)	$(11,855,207)

Weighted average ordinary shares outstanding used in computing basic net income per share	108,247,552	108,961,642	108,983,249
Plus: Incremental shares from assumed conversions of stock options and nonvested shares	5,877,470	-	-

Weighted average ordinary shares outstanding used in computing diluted net income per share	114,125,022	108,961,642	108,983,249

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$0.02	$(0.18)	$(0.11)
- diluted	$0.02	$(0.18)	$(0.11)

Note 20 - Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interest [Table Text Block]
	CFO Securities Consulting	iSTAR Financial Holdings	CFO East Win	Total

Balance as of December 31, 2009	$259,529	-	-	$259,529

Acquisition of noncontrolling interest of CFO Securities Consulting	(5,233)	-	-	(5,233)
Share-based compensation of iSTAR Financial Holdings (Note 14)	-	14,865	-	14,865
Net loss	(254,296)	(71,667)	-	(325,963)

Balance as of December 31, 2010	-	(56,802)	-	(56,802)
Share-based compensation of iSTAR Financial Holdings (Note 14)	-	88,940	-	88,940
Net loss	-	(137,046)	-	(137,046)

Balance as of December 31, 2011		(104,908)	-	(104,908)
Acquisition of noncontrolling interest of CFO East Win (Note 3)	-	-	871,960	871,960
Share-based compensation of iSTAR Financial Holdings (Note 14)	-	89,256	-	89,256
Net income (loss)	-	78,958	(183,898)	(104,940)

Balance as of December 31, 2012	-	$63,306	$688,062	$751,368

Note 21 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending
2013	6,134,773
2014	1,481,652
2015	480,072
Total	$8,096,497

Note 22 - Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Subscription services and other related services	Brokerage services	Consolidated

Net revenues	$25,781,724	$3,817,762	$29,599,486
Cost of revenues	7,297,061	792,333	8,089,394
Operating expenses:
General and administrative	8,515,833	2,871,548	11,387,381
Product development	10,735,570	-	10,735,570
Sales and marketing	12,500,788	571,229	13,072,017
Total operating expenses	31,752,191	3,442,777	35,194,968
Government subsidies	75,883	-	75,883
Loss from operations	$(13,191,645)	$(417,348)	$(13,608,993)
Total assets	$72,474,437	$48,896,558	$121,370,995
	Subscription services and other related services	Brokerage services	Consolidated

Net revenues	$49,468,401	$3,539,664	$53,008,065
Cost of revenues	8,462,096	308,521	8,770,617
Operating expenses:
General and administrative	8,319,593	2,908,039	11,227,632
Product development	13,313,635	-	13,313,635
Sales and marketing	20,714,263	623,536	21,337,799
Loss from impairment of intangible assets	3,949,420	128,664	4,078,084
Loss from impairment of goodwill	12,195,398	1,267,826	13,463,224
Total operating expenses	58,492,309	4,928,065	63,420,374
Government subsidies	265,016	-	265,016
Loss from operations	$(17,220,988)	$(1,696,922)	$(18,917,910)
Total assets	$106,811,438	$53,165,245	$159,976,683
	Subscription services and other related services	Brokerage services	Consolidated

Net revenues	$56,712,796	$3,003,246	$59,716,042
Cost of revenues	8,098,809	398,336	8,497,145
Operating expenses:
General and administrative	10,976,571	2,231,766	13,208,337
Product development	13,027,879	-	13,027,879
Sales and marketing	25,241,232	1,749,861	26,991,093

Total operating expenses	49,245,682	3,981,627	53,227,309

Government subsidies	514,113	-	514,113
Loss from operations	(117,582)	(1,376,717)	(1,494,299)

Total assets	$147,245,516	$32,845,066	$180,090,582

Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
	Years ended December 31,
	2010	2011	2012

Subscription fees	$49,518,331	$43,100,486	$20,826,995
Advertising revenue	7,031,219	6,243,748	4,848,622
Brokerage service revenue	3,003,246	3,539,664	3,817,762
Others	163,246	124,167	106,107

Total revenue from external customers	$59,716,042	$53,008,065	$29,599,486

Schedule I - Financial Information of Parent Company (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2012
Parent Company [Member]
Schedule of Condensed Balance Sheet [Table Text Block]
	December 31,
	2011	2012
Assets

Current assets:
Cash and cash equivalents	$2,703,639	$2,941,180
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	3,213,777	3,309,214
Prepaid expenses and other current assets	131,022	104,116
Dividends receivable	27,205,250	19,463,347

Total current assets	33,253,688	25,817,857

Investments in subsidiaries, VIEs and VIE’s subsidiaries	58,968,066	63,446,732
Rental Deposits	-	66,622

Total assets	$92,221,754	$89,331,211

Liabilities and shareholders' equity

Current liabilities:
Accrued expenses and other current liabilities	261,874	251,649
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	1,018,731	9,114,380

Total current liabilities	$1,280,605	$9,366,029

Shareholders' equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,935,383 and 110,955,383 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	14,325	14,328
Additional paid-in capital	80,446,578	81,163,243
Accumulated other comprehensive income	10,927,248	11,089,820
Retained deficits	(447,002)	(12,302,209)

Total shareholders' equity	90,941,149	79,965,182

Total liabilities and shareholders' equity	$92,221,754	$89,331,211

Schedule of Condensed Income Statement [Table Text Block]
	December 31,
	2010	2011	2012

Cost of revenues	$139,276	$43,976	$4,245

Gross loss	(139,276)	(43,976)	(4,245)
Operating expenses:
General and administrative	760,786	1,428,893	1,445,591
Product development	53,202	75,482	68,961
Sales and marketing	-	-	43,018
Share-based compensation	4,420,572	945,868	207,677
Loss from impairment of goodwill	-	50,534	-

Total operating expenses	5,234,560	2,500,777	1,765,247

Interest income	2,249	1,402	2,180
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	6,500,738	(16,643,739)	(9,674,955)
Exchange gain (loss)	830,971	1,339,752	(413,004)
Other income	-	-	64
Loss from impairment of cost method investment	-	(1,479,571)	-

Net income (loss)	$1,960,122	$(19,326,909)	$(11,855,207)

Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	$1,688,217	$2,928,723	$130,115
Net unrealized income (loss) on available-for-sale securities, net of tax effects of nil, ($5,728) and $5,728 for 2010, 2011 and 2012, respectively	-	(32,457)	(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2010, 2011 and 2012, respectively	-	-	45,567

Other comprehensive income, net of tax	1,688,217	2,896,266	162,572

Comprehensive income (loss)	$3,648,339	$(16,430,643)	$(11,692,635)

Schedule of Stockholders Equity [Table Text Block]
			Additional	Accumulated other		Total
	Ordinary shares		paid-in	comprehensive	Retained	shareholders'
	Shares	Amount	capital	income (loss)	earnings	equity

Balance as of January 1, 2010	110,250,163	$14,237	$74,130,609	$6,342,765	$16,919,785	$97,407,396

Exercise of share options by employees	637,720	82	717,175	-	-	717,257
Share-based compensation	-	-	4,420,572	-	-	4,420,572
Equity pick up from compensation of a subsidiary	-	-	84,234	-	-	84,234
Acquisition of noncontrolling interest of CFO Securities Consulting	-	-	(377,893)	-	-	(377,893)
Foreign currency translation adjustment	-	-	-	1,688,217	-	1,688,217
Net income	-	-	-	-	1,960,122	1,960,122

Balance as of December 31, 2010	110,887,883	14,319	78,974,697	8,030,982	18,879,907	105,899,905

Exercise of share options by employees	47,500	6	22,019	-	-	22,025
Share-based compensation	-	-	945,868	-	-	945,868
Equity pick up from compensation of a subsidiary	-	-	503,994	-	-	503,994
Net unrealized losses on available-for-sale securities, net of tax effects of $(5,728)	-	-	-	(32,457)	-	(32,457)
Foreign currency translation adjustment	-	-	-	2,928,723	-	2,928,723
Net loss	-	-	-	-	(19,326,909)	(19,326,909)

Balance as of December 31, 2011	110,935,383	14,325	80,446,578	10,927,248	(447,002)	90,941,149

Exercise of share options by employees	20,000	3	3,197	-	-	3,200
Share-based compensation	-	-	207,677	-	-	207,677
Equity pick up from compensation of a subsidiary	-	-	505,791	-	-	505,791
Net unrealized losses on available-for-sale securities, net of tax effects of $5,728	-	-	-	(13,110)	-	(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil	-	-	-	45,567	-	45,567
Foreign currency translation adjustment	-	-	-	130,115	-	130,115
Net income	-	-	-	-	(11,855,207)	(11,855,207)

Balance as of December 31, 2012	110,955,383	$14,328	$81,163,243	$11,089,820	$(12,302,209)	$79,965,182

Schedule of Condensed Cash Flow Statement [Table Text Block]
	December 31,
	2010	2011	2012
Operating activities:
Net income (loss)	$1,960,122	$(19,326,909)	$(11,855,207)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	4,420,572	945,868	207,677
Loss from impairment of cost method investment	-	1,479,571	-
Loss from impairment of goodwill	-	50,534	-
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	(6,500,738)	16,643,739	9,674,955
Changes in assets and liabilities:
Prepaid expenses and other current assets	(78,804)	(31,865)	26,907
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	(1,845,474)	(902,476)	317,359
Rental Deposits	-	-	(66,622)
Accrued expenses and other current liabilities	(53,454)	(52,029)	(10,225)
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	568,289	307,870	8,095,649

Net cash used in operating activities	(1,529,487)	(885,697)	6,390,493

Investing activities:
Dividend received from subsidiaries	-	759,301	4,171,269
Capital injection to subsidiaries	-	-	(10,327,422)

Net cash provided by investing activities	-	759,301	(6,156,153)

Financing activities:
Proceeds from stock options exercised by employees	717,257	22,025	3,200

Net cash provided by financing activities	717,257	22,025	3,200

Effect of exchange rate changes	2	-	1

Net increase (decrease) in cash and cash equivalents	(812,228)	(104,371)	237,541
Cash and cash equivalents, beginning of year	3,620,238	2,808,010	2,703,639

Cash and cash equivalents, end of year	$2,808,010	$2,703,639	$2,941,180

Note 1 - Organization and Principal Activities (Detail)	Dec. 31, 2012
Strategic Consulting Services Agreement [Member]
Agreement Fee, As A Percentage of VIE's Income Before Tax	30.00%
Technical Support Services Agreement [Member]
Agreement Fee, As A Percentage of VIE's Income Before Tax	30.00%
Operating Support Services Agreement [Member]
Agreement Fee, As A Percentage of VIE's Income Before Tax	40.00%
Strategic Consulting Services Agreement [Member]
Term of Agreement	20 years
Technical Support Services Agreement [Member]
Term of Agreement	10 years
Operating Support Services Agreement [Member]
Term of Agreement	10 years

Note 1 - Organization and Principal Activities (Detail) - Significant Subsidiaries, VIEs and VIEs' subsidiaries:	12 Months Ended
Dec. 31, 2012
"CFO Fuhua" [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation or acquisition	Dec 31, 2000
Legal ownership interest
"CFO Chongzhi" [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation or acquisition	Jun 6, 2008
Legal ownership interest
"CFO Qicheng" [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation or acquisition	Dec 18, 2009
Legal ownership interest
"CFO Chuangying" [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation or acquisition	Jan 9, 2009
Legal ownership interest
"CFO Newrand" [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation or acquisition	Oct 17, 2008
Legal ownership interest
"CFO Beijing" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Jul 9, 1998
Legal ownership interest	100.00%
"CFO Software" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Dec 7, 2004
Legal ownership interest	100.00%
“CFO Success” [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Oct 16, 2007
Legal ownership interest	100.00%
"CFO Jujin" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Mar 9, 2007
Legal ownership interest	100.00%
"CFO Genius" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Sep 21, 2006
Legal ownership interest	100.00%
"CFO Stockstar" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Oct 1, 2006
Legal ownership interest	100.00%
“CFO Zhengning" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Jan 31, 2007
Legal ownership interest	100.00%
iSTAR Financial Holdings [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Jul 16, 2007
Legal ownership interest	85.00%
iSTAR Securities [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Nov 23, 2007
Legal ownership interest	85.00%
"iSTAR Futures" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Apr 16, 2008
Legal ownership interest	85.00%
"iSTAR Wealth Management" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Oct 8, 2008
Legal ownership interest	85.00%
"iSTAR Investment Services" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Jun 30, 2009
Legal ownership interest	85.00%
"iSTAR Credit" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	Feb 10, 2012
Legal ownership interest	85.00%
"CFO HK Genius" [Member] | Subsidiaries [Member]
Date of incorporation or acquisition	May 18, 2010
Legal ownership interest	100.00%
Subsidiaries Of Variable Interest Entities [Member] | "CFO Meining" [Member]
Date of incorporation or acquisition	Oct 1, 2006
Legal ownership interest
Subsidiaries Of Variable Interest Entities [Member] | "CFO Newrand Training" [Member]
Date of incorporation or acquisition	Oct 17, 2008
Legal ownership interest
Subsidiaries Of Variable Interest Entities [Member] | "CFO Securities Consulting" [Member]
Date of incorporation or acquisition	Nov 5, 2009
Legal ownership interest
Subsidiaries Of Variable Interest Entities [Member] | "CFO Shenzhen Shangtong" [Member]
Date of incorporation or acquisition	Sep 23, 2009
Legal ownership interest

Note 1 - Organization and Principal Activities (Detail) - Assets and Liabilities of the VIEs and their subsidiaries, before intercompany elimination: (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total assets	$ 121,370,995	$ 159,976,683	$ 180,090,582
Total liabilities	40,654,444	69,140,442
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Total assets	39,592,530	33,120,325
Total liabilities	$ 17,141,853	$ 16,431,574

Note 1 - Organization and Principal Activities (Detail) - Net revenue and net income (loss) of the VIEs and their subsidiaries, before intercompany elimination: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenue	$ 29,599,486	$ 53,008,065	$ 59,716,042
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Net revenue	17,271,563	27,837,567	25,737,779
Net income (loss)	$ (6,948,118)	$ (7,573,823)	$ 3,614,094

Note 1 - Organization and Principal Activities (Detail) - Net cash provided by (used in) of the VIEs and their subsidiaries, before intercompany elimination: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by (used in) operating activities	$ (29,042,932)	$ (23,786,442)	$ 4,584,695
Net cash provided by (used in) investing activities	10,960,855	(32,775,996)	(14,375,768)
Net cash provided by (used in) financing activities	(5,668,804)	12,738,788	7,152,843
Effect of exchange rate changes	15,785	1,691,264	2,020,624
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Net cash provided by (used in) operating activities	(13,860,354)	(11,948,507)	7,926,255
Net cash provided by (used in) investing activities	3,449,449	(7,726,567)	178,192
Net cash provided by (used in) financing activities	6,461,007	(37,146,641)	2,629,738
Effect of exchange rate changes	$ 52,740	$ 895,082	$ 1,922,878

Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Due from Employees (in Dollars)	$ 1,056,423
Impairment of Long-Lived Assets Held-for-use (in Dollars)		3,035,265
Goodwill, Impairment Loss (in Dollars)		13,463,224
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill) (in Dollars)		1,042,819
Estimated Subscription Fee Refunds, Receivable (in Dollars)	364,445	1,242,226
Value Added Tax, Rate	6.00%
Business Tax On Services Provided, Expense (in Dollars)	639,880	1,478,653	1,692,069
Value Added Tax Payable, As A Percentage of Subscription-Based Revenue, Threshold For Refund Of Excess Value Added Tax	3.00%
Value Added Tax Receivable (in Dollars)	1,348,564	3,140,764	3,711,613
Advertising Expense (in Dollars)	753,107	3,134,198	6,077,608
Cost Method Investments (in Dollars)	802,202
Value Added Tax On Subscription-Based Revenue [Member] | The Group's PRC Subsidiaries, VIEs and VIEs' Subsidiaries [Member]
Value Added Tax, Rate	17.00%
Minimum [Member]
Business Tax On Services Provided	3.00%
Maximum [Member]
Business Tax On Services Provided	5.00%
Denominated in RMB [Member]
Cash Equivalents, at Carrying Value (in Dollars)	$ 26,848,249	$ 52,146,828	$ 92,922,206

Note 2 - Summary of Significant Accounting Policies (Detail) - Property and equipment, estimated useful lives:	12 Months Ended
Dec. 31, 2012
Property and equipment
Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Technology Infrastructure [Member]
Property and equipment	5 years
Computer Equipment [Member]
Property and equipment	5 years
Furniture, Fixtures And Equipment [Member]
Property and equipment	5 years
Vehicles [Member]
Property and equipment	5 years
Leasehold Improvements [Member]
Property and equipment	Shorter of the lease term or 5 years

Note 2 - Summary of Significant Accounting Policies (Detail) - Acquired intangible assets are estimated by management based on the fair value of assets acquired. I	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Customer Relationships [Member]
Acquired intangible assets	4 years
Minimum [Member] | Value-Added Service License [Member]
Acquired intangible assets	3 years
Maximum [Member] | Customer Relationships [Member]
Acquired intangible assets	5 years
Maximum [Member] | Value-Added Service License [Member]
Acquired intangible assets	4 years
Securities Consulting License And Related Trademarks [Member]
Acquired intangible assets	15 years
Completed Technology [Member]
Acquired intangible assets	5 years
Agreement With Mobile Operators [Member]
Acquired intangible assets	3 years
Intellectual Property [Member]
Acquired intangible assets	10 years

Note 2 - Summary of Significant Accounting Policies (Detail) - Details of clients accounting for 10% or more of accounts receivable: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Client A [Member]
Amount (in Dollars)	$ 3,694,584	$ 3,551,142
Percentage	18.50%	24.70%
Client B [Member]
Amount (in Dollars)	2,875,230	2,642,038
Percentage	14.40%	18.40%
Client C [Member]
Amount (in Dollars)	$ 3,165,537
Percentage	15.80%

Note 3 - Acquisitions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Payments to Acquire Intangible Assets	$ 2,063,361
Business Acquisition, Percentage of Voting Interests Acquired	70.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid		$ 2,848,507

Note 3 - Acquisitions (Detail) - Purchase price allocation of securities consulting license acquisition by CFO Software: (USD $)	12 Months Ended
Dec. 31, 2012
Total purchase price	$ 2,063,361
Securities Consulting License Acquisition By CFO Software [Member]
Securities consulting license	2,751,148
Securities consulting license	15 years
Deferred tax liabilities	(687,787)
Total purchase price	$ 2,063,361

Note 3 - Acquisitions (Detail) - Purchase price allocation of 70% acquisition of "CFO East Win" by CFO Software : (USD $)	Jun. 30, 2012	Jun. 30, 2012 Acquisition of 70% Interest in "CFO East Win" By CFO Software [Member] Securities Consulting License [Member]	Jun. 30, 2012 Acquisition of 70% Interest in "CFO East Win" By CFO Software [Member] Completed Technology [Member]	Jun. 30, 2012 Acquisition of 70% Interest in "CFO East Win" By CFO Software [Member]	Dec. 31, 2012 Completed Technology [Member]
Purchase price allocation:
Cash and cash equivalents				$ 14,073
Prepaid expenses and current assets				215,868
Accounts receivable				949
Property and equipment, net				625,258
Rental deposit				8,998
Acquired intangible assets:
Amount		2,065,168	66,465
Useful Life		15 years	5 years		5 years
Total assets acquired				2,996,779
Accounts payable				(137,665)
Accrued expenses and other current liabilities				(1,608,027)
Income tax payable				(30,780)
Deferred tax liabilities				(532,908)
Noncontrolling interest				(871,960)
Total net assets				(184,561)
Goodwill				3,033,068
Total	$ 2,848,507			$ 2,848,507

Note 3 - Acquisitions (Detail) - Summarized unaudited pro forma results of operations for the years ended December 31, 2011 and 2012 assuming that all significant acquisitions during the year ended December 31, 2011 and 2012 occurred as of January 1, 2011: (USD $)
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues (in Dollars)	$ 31,966,408	$ 55,119,450
Net loss attributable to China Finance Online Co., Limited (in Dollars)	$ (13,641,361)	$ (19,392,948)
Net loss per share attributable to China Finance Online Co. Limited
- basic	$ (0.13)	$ (0.18)
- diluted	$ (0.13)	$ (0.18)

Note 4 - Accounts Receivable (Detail) - Accounts Receivable (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable-margin clients	$ 15,054,331	$ 12,888,630
Accounts receivable- margin clients, net	15,054,331	12,888,630
Accounts receivable-others	5,012,320	1,597,290
Less: Allowance for doubtful accounts	(41,893)	(129,439)
Accounts receivable-others, net	$ 4,970,427	$ 1,467,851

Note 5 - Prepaid Expenses and Other Current Assets (Detail) - Prepaid expenses and other current assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Prepayment of advertising fees	$ 12,728	$ 149,041
Advertising deposit	47,729	47,612
Advances to suppliers	1,085,226	755,290
VAT refund receivable	89,843	1,127,326
Income tax and business tax refund receivable	3,914	11,792
Interest receivable	1,019,415	1,009,158
Other current assets	521,492	478,453
	$ 2,780,347	$ 3,578,672

Note 6 - Loan Receivable (Detail) (Overdue Balance [Member])	Dec. 31, 2012
Overdue Balance [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.25%

Note 6 - Loan Receivable (Detail) - Loan receivables owed to Daily Growth Investment Services due from three third parties: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amount	$ 1,205,604	$ 9,565,503
A [Member]
Amount		1,929,955	[1]
Interest Rate	10% per annum
B [Member]
Amount		6,433,186	[1]
Interest Rate	2% per month
C [Member]
Amount	$ 1,205,604	$ 1,202,362	[2]
Interest Rate	6% per annum

[1]	The principal and its return are pledged by the third parties' purchased securities.
[2]	The principal and its return are guaranteed by a third party individual.

Note 7 - Short-Term Investments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity Securities	$ 2,639,589	$ 9,722,484
Held-to-maturity Securities, Sold Security, Realized Gain (Loss)	367,520	283,889
Trading Securities, Fair Value Disclosure		54,772
Trading Securities, Realized Gain (Loss)	$ 113,152	$ 266,705	$ 1,138,147

Note 7 - Short-Term Investments (Detail) - Available-for-sale securities: (USD $)	12 Months Ended
Dec. 31, 2011
Costs	$ 952,411
Gross unrealized losses	(38,185)
Exchange difference	9,356
Fair value	$ 923,582

Note 7 - Short-Term Investments (Detail) - Changes in level 3 available-for-sale securities measured on a recurring basis: (Available-for-sale Securities [Member], Fair Value, Inputs, Level 3 [Member], USD $)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Balance	$ 923,582
Purchases		16,090,819
Redemption	916,228	(15,876,624)
Realized gain (loss)	(45,567)	481,850
Unrealized loss	38,185	(38,185)
Exchange difference	28	265,722
Balance		$ 923,582

Note 7 - Short-Term Investments (Detail) - Realized gains of the sale of available-for-sale securities: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proceeds	$ 916,200	$ 15,876,624
Costs	952,411	15,138,408
Losses	(45,567)	481,850
Exchange difference	$ 9,384	$ 256,366

Note 8 - Cost Method Investment (Detail) (USD $)	12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Apr. 30, 2006 Moloon [Member]	Apr. 30, 2006 Preferred Class B [Member] Moloon [Member]	Dec. 31, 2005 Preferred Class B [Member] Moloon [Member]	Dec. 31, 2007 Moloon [Member]	Dec. 31, 2006 Moloon [Member]	Dec. 31, 2011 Ocean Butterflies Holdings [Member]	Aug. 31, 2010 Ocean Butterflies Holdings [Member]	Dec. 31, 2005 Moloon [Member]
Business Acquisition, Number of Shares Acquired (in Shares)					9,800,000
Business Acquisition, Cost of Acquired Entity, Purchase Price										$ 15,000,000
Business Acquisition, Percentage of Voting Interests Acquired		70.00%								25.00%
Proceeds from Divestiture of Businesses			1,187,500
Equity Interest, Number of Shares Owned (in Shares)				9,100,000					7,439,479
Cost-method Investments, Other than Temporary Impairment	1,479,571					11,127,000	1,322,000	1,479,571
Cost Method Investments		$ 802,202				$ 1,479,571
Equity, Ownership Percentage									16.82%

Note 9 - Property and Equipment, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 2,838,031	$ 3,037,681	$ 3,048,634

Note 9 - Property and Equipment, Net (Detail) - Property and equipment, net consisted of: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment, Gross	$ 19,359,261	$ 18,280,385
Less: accumulated depreciation	(14,445,147)	(11,750,566)
	4,914,114	6,529,819
Technology Equipment [Member]
Property and Equipment, Gross	9,605,535	9,114,087
Computer Equipment [Member]
Property and Equipment, Gross	1,911,447	1,949,393
Furniture and Fixtures [Member]
Property and Equipment, Gross	3,200,237	3,172,635
Vehicles [Member]
Property and Equipment, Gross	731,672	699,538
Leasehold Improvements [Member]
Property and Equipment, Gross	$ 3,910,370	$ 3,344,732

Note 10 - Acquired Intangible Assets, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Acquired Intangible Assets	$ 224,430	$ 444,292	$ 561,392
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	335,624
Finite-Lived Intangible Assets, Amortization Expense, Year Two	335,623
Finite-Lived Intangible Assets, Amortization Expense, Year Three	335,623
Finite-Lived Intangible Assets, Amortization Expense, Year Four	335,623
Finite-Lived Intangible Assets, Amortization Expense, Year Five	3,332,742
Impairment of Intangible Assets (Excluding Goodwill)		$ 4,078,084

Note 10 - Acquired Intangible Assets, Net (Detail) - Acquired intangible assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Intangible assets not subject to amortization:
Impairment of Intangible Assets Not Subject to Amortization	$ (1,042,819)
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	6,544,622	4,900,697
Accumulated Amortization of Intangible Assets Subject to Amortization	(2,466,538)	(225,460)
Impairment of Intangible Assets Subject to Amortization	(4,078,084)
Net Carrying Amount of Intangible Assets Subject to Amortization		4,675,237
Trademarks [Member]
Intangible assets not subject to amortization:
Gross Carrying Amount of Intangible Assets Not Subject to Amortization	914,155
Impairment of Intangible Assets Not Subject to Amortization	(914,155)
Stock Exchange Trading Right [Member]
Intangible assets not subject to amortization:
Gross Carrying Amount of Intangible Assets Not Subject to Amortization	64,332
Impairment of Intangible Assets Not Subject to Amortization	(64,332)
Futures Exchange Trading Right [Member]
Intangible assets not subject to amortization:
Gross Carrying Amount of Intangible Assets Not Subject to Amortization	64,332
Impairment of Intangible Assets Not Subject to Amortization	(64,332)
Completed Technology [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	922,090	66,820
Accumulated Amortization of Intangible Assets Subject to Amortization	(922,090)	(7,276)
Net Carrying Amount of Intangible Assets Subject to Amortization		59,544
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	744,338
Accumulated Amortization of Intangible Assets Subject to Amortization	(744,338)
Value-Added Service License [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	29,361
Accumulated Amortization of Intangible Assets Subject to Amortization	(29,361)
Agreement With Mobile Operators [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	13,173
Accumulated Amortization of Intangible Assets Subject to Amortization	(13,173)
Securities Consulting License And Related Trademarks [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	3,713,487	4,833,877
Accumulated Amortization of Intangible Assets Subject to Amortization	(713,270)	(218,184)
Impairment of Intangible Assets Subject to Amortization	(3,000,217)
Net Carrying Amount of Intangible Assets Subject to Amortization		4,615,693
Intellectual Property [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	79,354
Accumulated Amortization of Intangible Assets Subject to Amortization	(44,306)
Impairment of Intangible Assets Subject to Amortization	$ (35,048)

Note 11 - Goodwill (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Goodwill, Impairment Loss (in Dollars)	$ 13,463,224
Northern China [Member]
Cash Flow Discount Rate, Goodwill Impairment Test	23.50%
Terminal Value Growth Rate, Goodwill Impairment Test	3%
Goodwill, Impairment Loss (in Dollars)	403,561
Hong Kong [Member]
Cash Flow Discount Rate, Goodwill Impairment Test	16.00%
Terminal Value Growth Rate, Goodwill Impairment Test	3%
Goodwill, Impairment Loss (in Dollars)	1,267,826
Eastern China [Member]
Cash Flow Discount Rate, Goodwill Impairment Test	22.00%
Terminal Value Growth Rate, Goodwill Impairment Test	3%
Goodwill, Impairment Loss (in Dollars)	9,284,338
Southern China [Member]
Cash Flow Discount Rate, Goodwill Impairment Test	19.00%
Terminal Value Growth Rate, Goodwill Impairment Test	3%
Goodwill, Impairment Loss (in Dollars)	$ 2,507,499

Note 11 - Goodwill (Detail) - Changes in goodwill (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance		$ 12,949,587
Acquisition (Note 3)	3,033,068
Impairment		(13,463,224)
Exchange difference	16,213	513,637
Balance	3,049,281
Southern China [Member]
Balance		2,400,576
Impairment		(2,507,499)
Exchange difference		106,923
Eastern China [Member]
Balance		8,892,249
Impairment		(9,284,338)
Exchange difference		392,089
Northern China [Member]
Balance		387,242
Impairment		(403,561)
Exchange difference		16,319
Western China [Member]
Acquisition (Note 3)	3,033,068
Exchange difference	16,213
Balance	3,049,281
Hong Kong [Member]
Balance		1,269,520
Impairment		(1,267,826)
Exchange difference		$ (1,694)

Note 12 - Bank Facilities and Short-Term Loans (Detail) (USD $)	Jun. 30, 2012 Used to Secure Standy Letter of Credit to Guarantee Credit Facility [Member]	Dec. 31, 2011 Used to Secure Standy Letter of Credit to Guarantee Credit Facility [Member]	Dec. 31, 2012 Used to Secure Standy Letter of Credit To Guarantee Second Credit Facility [Member]	Dec. 31, 2011 Used to Secure Standy Letter of Credit To Guarantee Second Credit Facility [Member]	Jun. 30, 2012 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Dec. 31, 2010 Term Loan [Member]	Jun. 30, 2012 Revolving Loan [Member]	Dec. 31, 2011 Revolving Loan [Member]	Dec. 31, 2010 Revolving Loan [Member]	Dec. 31, 2012 Term and Revolving Loan [Member]	Dec. 31, 2011 Term and Revolving Loan [Member]	Dec. 31, 2010 Term and Revolving Loan [Member]	Feb. 28, 2012 Second Term Loan [Member]	Dec. 31, 2011 Second Term Loan [Member]	Mar. 31, 2011 Second Term Loan [Member]	Feb. 28, 2012 Second Revolving Loan [Member]	Dec. 31, 2011 Second Revolving Loan [Member]	Mar. 31, 2011 Second Revolving Loan [Member]	Dec. 31, 2012 Second Term And Revolving Loans [Member]	Dec. 31, 2011 Second Term And Revolving Loans [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 6,450,531	$ 6,433,185	$ 2,569,637	$ 6,321,520	$ 6,304,521	$ 10,150,067				$ 7,095,584		$ 7,076,503	$ 5,676,467		$ 5,661,203
Debt Instrument, Basis Spread on Variable Rate											2.40%	1.90%	1.80%		1.00%			2.20%		2.40%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum											0.11%	0.06%	0.08%							0.11%	0.06%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum											0.33%	0.34%	0.24%							0.33%	0.34%
Restricted Cash and Cash Equivalents	14,465,198	14,558,238	14,398,218
Line of Credit Facility, Amount Outstanding											6,450,531	12,737,706								7,095,584	6,433,185
Restricted Cash and Investments				$ 14,822,882

Note 13 - Accrued Expenses and Other Current Liabilities (Detail) - Accrued expenses and other current liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued bonus	$ 2,026,268	$ 3,006,519
Accrued refund of subscription fees	364,445	1,242,226
Accrued professional service fees	718,863	480,248
Withholding individual income tax-option exercise	61,683	61,683
Other taxes payable	291,870	381,095
Accrued raw data cost	364,889	375,837
Accrued office rental		8,739
Accrued bandwidth cost	44,983	26,017
Accrued welfare benefits	68,717	385,711
Others	1,446,912	488,974
	$ 5,388,630	$ 6,457,049

Note 14 - Stock Options and Nonvested Shares (Detail) (USD $)	12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			28 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Stock Options [Member] 2004 Stock Incentive Plan [Member]	Dec. 31, 2011 Stock Options [Member] 2004 Stock Incentive Plan [Member]	Dec. 31, 2010 Stock Options [Member] 2004 Stock Incentive Plan [Member]	Jul. 31, 2007 Nonvested Ordinary Shares [Member] 2007 Equity Incentive Plan [Member]	Dec. 31, 2010 Nonvested Ordinary Shares [Member] 2007 Equity Incentive Plan [Member]	Jun. 30, 2010 Nonvested Ordinary Shares Due to Not Achieving Operating Performance Targets For 2008 and 2009 [Member] 2007 Equity Incentive Plan [Member]	Dec. 31, 2009 Nonvested Ordinary Shares Due to Not Achieving Operating Performance Targets For 2008 and 2009 [Member] 2007 Equity Incentive Plan [Member]	Nov. 30, 2010 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Dec. 31, 2012 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Dec. 31, 2011 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Dec. 31, 2010 Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]	Jun. 30, 2009 2004 Stock Incentive Plan [Member]	Dec. 31, 2012 2004 Stock Incentive Plan [Member]	Dec. 31, 2011 2004 Stock Incentive Plan [Member]	Dec. 31, 2010 2004 Stock Incentive Plan [Member]	Dec. 31, 2006 2004 Stock Incentive Plan [Member]	Jan. 31, 2004 2004 Stock Incentive Plan [Member]
Allocated Share-based Compensation Expense	$ 802,725	$ 1,538,802	$ 4,519,671		$ 207,678	$ 945,868	$ 1,765,437		$ 2,655,135	$ 0			$ 595,049	$ 592,934	$ 99,099
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																	27,688,488				5,688,488
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares)																3,000,000	3,000,000	3,000,000	3,000,000	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		285,000	3,562,000															285,000	3,562,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years		3 years				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																		$ 0.7	$ 0.78
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value																	1,360	5,740	115,985
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																	663,519	1,705,153	396,090
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)																	11,650,840
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options																	65,917
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition					1 year								1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)								10,558,493				1,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)			1,443,008						8,658,048
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in Shares)	1,900,445	1,900,445	1,900,445	3,343,453							1,900,445
Nonvested Shares Granted, Percentage of Total Equity Interest												15.00%
Nonvested Shares Granted, Percentage of Earnings												15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)												$ 1,188
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized													$ 494,113

Note 14 - Stock Options and Nonvested Shares (Detail) - The fair value of employee options was estimated on the basis of the Black-Scholes Option Pricing model with the following assumptions:	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Weighted average expected option life (years)	6 years 51 days	5 years 357 days
Minimum [Member]
Weighted average risk free rate of return	2.02%	1.11%
Expected volatility rate	72.96%	54.37%
Maximum [Member]
Weighted average risk free rate of return	2.24%	2.47%
Expected volatility rate	73.75%	57.06%

Note 14 - Stock Options and Nonvested Shares (Detail) - A summary of the stock option activity is as follows: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of year	11,994,698	13,103,238	10,834,298
Outstanding at beginning of year (in Dollars per share)	$ 0.96	$ 0.99	$ 0.87
Granted		285,000	3,562,000
Granted (in Dollars per share)		$ 1.08	$ 1.43
Exercised	(20,000)	(47,500)	(637,720)
Exercised (in Dollars per share)	$ 0.16	$ 0.47	$ 1.12
Forfeited	(829,700)	(1,346,040)	(655,340)
Forfeited (in Dollars per share)	$ 1.35	$ 1.28	$ 1.27
Outstanding at end of year	11,144,998	11,994,698	13,103,238
Outstanding at end of year (in Dollars per share)	$ 0.93	$ 0.96	$ 0.99
Shares exercisable at end of year	10,856,838	10,588,058	9,316,838
Shares exercisable at end of year (in Dollars per share)	$ 0.92	$ 0.91	$ 0.82

Note 14 - Stock Options and Nonvested Shares (Detail) - The following table summarizes information with respect to stock options outstanding: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number outstanding	11,144,998	11,994,698	13,103,238	10,834,298
Weighted average remaining contractual life, outstanding	3 years 270 days
Weighted average exercise price, outstanding (in Dollars per share)	$ 0.93	$ 0.96	$ 0.99	$ 0.87
Aggregate intrinsic value, outstanding (in Dollars)	$ 191,130
Number exercisable	10,856,838	10,588,058	9,316,838
Weighted average exercise price, exercisable (in Dollars per share)	$ 0.92	$ 0.91	$ 0.82
Aggregate intrinsic value, exercisable (in Dollars)	$ 191,130
$0.16 [Member]
Stock option exercise price (in Dollars per share)	$ 0.16
Number outstanding	2,810,738
Number exercisable	2,810,738
$1.04 [Member]
Stock option exercise price (in Dollars per share)	$ 1.04
Number outstanding	200,000
Number exercisable	200,000
$1.31 [Member]
Stock option exercise price (in Dollars per share)	$ 1.31
Number outstanding	1,279,100
Number exercisable	1,279,100
$1.32 [Member]
Stock option exercise price (in Dollars per share)	$ 1.32
Number outstanding	27,000
Number exercisable	27,000
$1.12 [Member]
Stock option exercise price (in Dollars per share)	$ 1.12
Number outstanding	400,000
Number exercisable	400,000
$1.16 [Member]
Stock option exercise price (in Dollars per share)	$ 1.16
Number outstanding	200,000
Number exercisable	200,000
$1.07 [Member]
Stock option exercise price (in Dollars per share)	$ 1.07
Number outstanding	700,000
Number exercisable	700,000
$0.96 [Member]
Stock option exercise price (in Dollars per share)	$ 0.96
Number outstanding	2,389,000
Number exercisable	2,389,000
$1.32 - Second Group [Member]
Stock option exercise price (in Dollars per share)	$ 1.32
Number outstanding	73,600
Number exercisable	73,600
$1.26 [Member]
Stock option exercise price (in Dollars per share)	$ 1.26
Number outstanding	553,560
Number exercisable	553,560
$1.65 [Member]
Stock option exercise price (in Dollars per share)	$ 1.65
Number outstanding	10,000
Number exercisable	10,000
$1.426 [Member]
Stock option exercise price (in Dollars per share)	$ 1.426
Number outstanding	2,222,000
Number exercisable	2,044,240
$1.43 [Member]
Stock option exercise price (in Dollars per share)	$ 1.43
Number outstanding	50,000
Number exercisable	34,000
$1.14 [Member]
Stock option exercise price (in Dollars per share)	$ 1.14
Number outstanding	200,000
Number exercisable	120,000
$0.87 [Member]
Stock option exercise price (in Dollars per share)	$ 0.87
Number outstanding	30,000
Number exercisable	15,600

Note 14 - Stock Options and Nonvested Shares (Detail) - Summary of the status of the nonvested shares and changes during the year: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
At the beginning of year 2010 (in Shares)	1,900,445	1,900,445	3,343,453
At the beginning of year 2010	$ 0.69	$ 1.43	$ 1.84
At the beginning of year 2010	$ 615,744	$ 2,481,981	$ 4,881,441
Vested (in Shares)			(1,443,008)
Vested			$ (2,117,855)
At the end of year (in Shares)	1,900,445	1,900,445	1,900,445
At the end of year	$ 0.27	$ 0.69	$ 1.43
At the end of year	$ 433,301	$ 615,744	$ 2,481,981

Note 15 - Income Taxes (Detail) (USD $)	12 Months Ended						36 Months Ended			12 Months Ended												24 Months Ended	48 Months Ended	12 Months Ended		36 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Enterprise Qualifying As A "High and New Technology Enterprise" ("the HNTE") [Member] PRC [Member]	Dec. 31, 2012 "Software Enterprises" - Preferential Rate For Three Years [Member] PRC [Member]	Dec. 31, 2012 Standard EIT Rate [Member] PRC [Member]	Dec. 31, 2012 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] “CFO Success” [Member]	Dec. 31, 2014 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] "CFO Qicheng" [Member]	Dec. 31, 2014 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] "CFO Shenzhen Shangtong" [Member]	Dec. 31, 2011 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] “CFO Zhengning" [Member]	Dec. 31, 2010 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] “CFO Zhengning" [Member]	Dec. 31, 2012 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Stockstar" [Member]	Dec. 31, 2011 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Stockstar" [Member]	Dec. 31, 2010 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Stockstar" [Member]	Dec. 31, 2012 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Jujin" [Member]	Dec. 31, 2011 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Jujin" [Member]	Dec. 31, 2010 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Jujin" [Member]	Dec. 31, 2012 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Newrand" [Member]	Dec. 31, 2011 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Newrand" [Member]	Dec. 31, 2010 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Newrand" [Member]	Dec. 31, 2010 Preferential Tax Rate - HNTE [Member] PRC [Member] "CFO Software" [Member]	Dec. 31, 2012 Preferential Tax Rate - HNTE [Member] PRC [Member] "CFO Software" [Member]	Dec. 31, 2013 Preferential Tax Rate - HNTE [Member] PRC [Member] "CFO Meining" [Member]	Dec. 31, 2010 Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member] PRC [Member] "CFO Genius" [Member]	Dec. 31, 2011 Transition Tax Rate - HNTE; Transition Rules of EIT Law [Member] PRC [Member] "CFO Genius" [Member]	Dec. 31, 2014 Transition Tax Rate - HNTE; Transition Rules of EIT Law [Member] PRC [Member] "CFO Genius" [Member]	Dec. 31, 2012 Company and Its Subsidiaries Registered Outside the PRC, But Deemed a Resident Enterprise [Member] PRC [Member]	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2012 PRC [Member]	Dec. 31, 2012 Dividends Paid By PRC Subsidiaries [Member]	Dec. 31, 2012 Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]	Dec. 31, 2011 Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]	Dec. 31, 2010 Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]	Dec. 31, 2012 Company's Subsidiary Located in the PRC [Member]	Dec. 31, 2012 Company's VIEs and Its VIEs' Subsidiaries Located in The PRC [Member]
Profit Tax																												16.50%
Enterprise Income Tax ("EIT")				15.00%	12.50%	25.00%	12.50%	12.50%	12.50%	12.00%	11.00%	25.00%	24.00%	22.00%	25.00%	24.00%	22.00%	25.00%	24.00%	22.00%	7.50%	15.00%	15.00%	15.00%	24.00%	15.00%			25.00%
Income Tax Calculation, "Deemed-Profit Method," Percentage of Gross Revenues	2.50%
Income Tax Rate																											25.00%
Dividends, Withholding Tax, Percentage																														10.00%
Retained Earnings (Accumulated Deficit) (in Dollars)	$ (12,302,209)	$ (447,002)																																$ (1,324,268)
Retained Earnings, Unappropriated (in Dollars)																																			2,350,179
Deferred Tax Assets, Valuation Allowance (in Dollars)	9,662,474	9,589,899
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration (in Dollars)	31,400,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration (in Dollars)	13,700,000
Income Tax Expense, Amount Avoided (in Dollars)																															$ 39,026	$ 2,155,424	$ 4,208,756
Impact Of The Tax Holidays On Basic Net Income Per Ordinary Share (in Dollars per share)	$ 0	$ 0.02	$ 0.04

Note 15 - Income Taxes (Detail) - Income tax (provision) benefit was as follows: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ (315,197)	$ (662,114)	$ (362,861)
Deferred	(568,521)	(3,276,319)	99,475
Total	$ (883,718)	$ (3,938,433)	$ (263,386)

Note 15 - Income Taxes (Detail) - The principal components of deferred income taxes were as follows: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other liabilities	$ 313,572	$ 248,113
Unrealized Loss on short-term investments		5,728
	8,302,229	7,908,078
Less: valuation allowance	(8,101,455)	(7,424,375)
Total non-current deferred tax assets	200,774	483,703
Account receivable and other assets	(140,074)	(45,333)
Total current deferred tax liabilities	(140,074)	(45,333)
Intangible assets	(1,168,809)
Total non-current deferred tax liabilities	(1,168,809)
	1,952,644	2,799,202
Less: valuation allowance	(1,561,019)	(2,165,524)
Total current deferred tax assets	391,625	633,678
Current [Member]
Deferred revenue	689,596	2,545,361
Net operating loss carrying forwards	949,476
Non-Current [Member]
Deferred revenue	200,774	985,439
Net operating loss carrying forwards	$ 8,101,455	$ 6,922,639

Note 15 - Income Taxes (Detail) - Reconciliation between total income tax expense (benefit) and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows: (USD $)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before tax	$ (11,076,429)	$ (15,525,522)	$ 1,897,545
Income tax expense calculated at 25%	(2,769,107)	(3,881,381)	474,386
Effect of tax holiday	2,206,739	(2,155,424)	(4,208,756)
Other jurisdictions	250,412	(203,633)	184,062
Non-deductible expenses	851,680	4,950,474	2,718,810
Non-taxable income	(2,122)	(40,165)	(611,009)
Change in valuation allowance	346,116	5,268,562	1,705,893
Income tax expense (benefit)	$ 883,718	$ 3,938,433	$ 263,386

Note 16 - American Depositary Shares ("ADS") Plan (Detail)	12 Months Ended	1 Months Ended					15 Months Ended	27 Months Ended		1 Months Ended	12 Months Ended			28 Months Ended
	Dec. 31, 2008	Jun. 30, 2010 Annual Increase Until December 31, 2014 [Member] 2004 Stock Incentive Plan [Member]	Jan. 31, 2006 Ordinary Shares Issued to Its American Depositary Receipt Bank [Member]	Oct. 31, 2005 Ordinary Shares Issued to Its American Depositary Receipt Bank [Member]	Jan. 31, 2006 Amercian Depositary Shares Received In Exchange For Issuance Of Ordinary Shares To Its American Depositary Receipt Bank [Member]	Oct. 31, 2005 Amercian Depositary Shares Received In Exchange For Issuance Of Ordinary Shares To Its American Depositary Receipt Bank [Member]	Dec. 31, 2006 American Depositary Shares [Member]	Dec. 31, 2007 American Depositary Shares [Member]	Dec. 31, 2007 Ordinary Shares of the Group [Member]	Jun. 30, 2009 2004 Stock Incentive Plan [Member]	Dec. 31, 2012 2004 Stock Incentive Plan [Member]	Dec. 31, 2011 2004 Stock Incentive Plan [Member]	Dec. 31, 2010 2004 Stock Incentive Plan [Member]	Dec. 31, 2006 2004 Stock Incentive Plan [Member]
Stock Issued During Period, Shares, New Issues			3,000,000	2,000,000
Stock Received During Period					600,000	400,000
Stock Issued During Period, Shares, Share-based Compensation, Gross	95,950						400,000	905,256
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								94,744	473,720		11,650,840
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		3,000,000								3,000,000	3,000,000	3,000,000	3,000,000	10,000,000

Note 17 - Repurchased Shares (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2007 Granted Out Of Repurchased Shares [Member] Nonvested Ordinary Shares [Member]	Dec. 31, 2009 Repurchased Shares Used For Options Exercised By Employees [Member]	Dec. 31, 2005 Ordinary Shares of the Group [Member] Minimum [Member]	Dec. 31, 2005 Ordinary Shares of the Group [Member] Maximum [Member]	Dec. 31, 2005 Ordinary Shares of the Group [Member]	Dec. 31, 2011 Ordinary Shares of the Group [Member]	Dec. 31, 2007 Ordinary Shares of the Group [Member]
Stock Repurchased During Period, Shares								10,708,030
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)						$ 1.13	$ 1.41
Treasury Stock, Value, Acquired, Cost Method (in Dollars)								$ 13,200,394
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				10,558,493
Treasury Stock, Number of Shares Held		52,837	52,837						52,837	149,537
Stock Issued During Period, Shares, Share-based Compensation, Gross	95,950				750

Note 18 - Net Income (Loss) Per Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,144,998	11,994,698	767,083
Nonvested [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,900,445	1,900,445	0

Note 18 - Net Income (Loss) Per Share (Detail) - Computation of basic and diluted income (loss) per share: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss) attributable to China Finance Online Co. Limited (in Dollars)	$ (11,855,207)	$ (19,326,909)	$ 1,960,122
Weighted average ordinary shares outstanding used in computing basic net income per share	108,983,249	108,961,642	108,247,552
Plus: Incremental shares from assumed conversions of stock options and nonvested shares			5,877,470
Weighted average ordinary shares outstanding used in computing diluted net income per share	108,983,249	108,961,642	114,125,022
Net income (loss) per share attributable to China Finance Online Co. Limited
- basic (in Dollars per share)	$ (0.11)	$ (0.18)	$ 0.02
- diluted (in Dollars per share)	$ (0.11)	$ (0.18)	$ 0.02

Note 19 - Mainland China Contribution Plan and Profit Appropriation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Cost Recognized	$ 3,340,484	$ 4,788,471	$ 3,898,237

Note 20 - Noncontrolling Interests (Detail) - Noncontrolling Interests (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ (104,908)	$ (56,802)	$ 259,529
Acquisition of noncontrolling interest	871,960		(5,233)
Share-based compensation	89,256	88,940	14,865
Net income (loss)	(104,940)	(137,046)	(325,963)
Balance	751,368	(104,908)	(56,802)
"CFO Securities Consulting" [Member]
Balance			259,529
Acquisition of noncontrolling interest			(5,233)
Net income (loss)			(254,296)
iSTAR Financial Holdings [Member]
Balance	(104,908)	(56,802)
Share-based compensation	89,256	88,940	14,865
Net income (loss)	78,958	(137,046)	(71,667)
Balance	63,306	(104,908)	(56,802)
CFO East Win [Member]
Acquisition of noncontrolling interest	871,960
Net income (loss)	(183,898)
Balance	$ 688,062

Note 21 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense	$ 3,941,137	$ 3,286,547	$ 3,067,950

Note 21 - Commitments and Contingencies (Detail) - Future minimum payments under non-cancelable operating leases and data purchase agreements: (Non-Cancelable Operating Leases and Data Purchase Agreements [Member], USD $)
Dec. 31, 2012
Non-Cancelable Operating Leases and Data Purchase Agreements [Member]
2013	$ 6,134,773
2014	1,481,652
2015	480,072
Total	$ 8,096,497

Note 22 - Segment and Geographic Information (Detail)	12 Months Ended
Dec. 31, 2012
Number of Operating Segments	2

Note 22 - Segment and Geographic Information (Detail) - Operations of the Group's Operating Segments: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 29,599,486	$ 53,008,065	$ 59,716,042
Cost of revenues	8,089,394	8,770,617	8,497,145
General and administrative	11,387,381	11,227,632	13,208,337
Product development	10,735,570	13,313,635	13,027,879
Sales and marketing	13,072,017	21,337,799	26,991,093
Loss from impairment of intangible assets		4,078,084
Loss from impairment of goodwill		13,463,224
Total operating expenses	35,194,968	63,420,374	53,227,309
Government subsidies	75,883	265,016	514,113
Loss from operations	(13,608,993)	(18,917,910)	(1,494,299)
Total assets	121,370,995	159,976,683	180,090,582
Subscription Services And Other Related Services [Member]
Net revenues	25,781,724	49,468,401	56,712,796
Cost of revenues	7,297,061	8,462,096	8,098,809
General and administrative	8,515,833	8,319,593	10,976,571
Product development	10,735,570	13,313,635	13,027,879
Sales and marketing	12,500,788	20,714,263	25,241,232
Loss from impairment of intangible assets		3,949,420
Loss from impairment of goodwill		12,195,398
Total operating expenses	31,752,191	58,492,309	49,245,682
Government subsidies	75,883	265,016	514,113
Loss from operations	(13,191,645)	(17,220,988)	(117,582)
Total assets	72,474,437	106,811,438	147,245,516
Brokerage Services [Member]
Net revenues	3,817,762	3,539,664	3,003,246
Cost of revenues	792,333	308,521	398,336
General and administrative	2,871,548	2,908,039	2,231,766
Sales and marketing	571,229	623,536	1,749,861
Loss from impairment of intangible assets		128,664
Loss from impairment of goodwill		1,267,826
Total operating expenses	3,442,777	4,928,065	3,981,627
Loss from operations	(417,348)	(1,696,922)	(1,376,717)
Total assets	$ 48,896,558	$ 53,165,245	$ 32,845,066

Note 22 - Segment and Geographic Information (Detail) - The Group derives revenue from external customers for each of the following services: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenue from external customers	$ 29,599,486	$ 53,008,065	$ 59,716,042
Subscription Fees [Member]
Total revenue from external customers	20,826,995	43,100,486	49,518,331
Advertising Revenue [Member]
Total revenue from external customers	4,848,622	6,243,748	7,031,219
Brokerage Service Revenue [Member]
Total revenue from external customers	3,817,762	3,539,664	3,003,246
Others [Member]
Total revenue from external customers	$ 106,107	$ 124,167	$ 163,246

Note 23 - Statutory Reserves and Restricted Net Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Annual Appropriations, General Reserve Fund, Percent of After-Tax Profit, Minimum	10.00%
Reserve Funds, Appropriations	$ 30,658	$ 118,265	$ 221,679
Net Assets, Not Available For Distribution	74,101,332
Statutory Reserves [Member]
Retained Earnings, Appropriated	$ 5,856,400	$ 5,825,742

Note 24 - Subsequent Event (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Subsequent Event [Member] Real Estate Project [Member]	Feb. 28, 2013 Subsequent Event [Member]
Repayments of Short-term Debt	$ 5,672,004		$ 7,095,584
Equity Method Investment, Ownership Percentage		49.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 21,525,608

Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 40,905,996	$ 64,641,092	$ 106,773,478	$ 107,391,084
Prepaid expenses and other current assets	2,780,347	3,578,672
Total current assets	106,690,317	152,000,990
Rental Deposits	751,627	738,297
Total assets	121,370,995	159,976,683	180,090,582
Current liabilities:
Accrued expenses and other current liabilities	5,388,630	6,457,049
Total current liabilities	36,330,527	61,903,325
Shareholders' equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,935,383 and 110,955,383 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	14,328	14,325
Additional paid-in capital	81,163,244	80,446,578
Accumulated other comprehensive income	11,089,820	10,927,248
Retained deficits	(12,302,209)	(447,002)
Total shareholders' equity	79,965,183	90,941,149
Total liabilities and shareholders' equity	121,370,995	159,976,683
Parent Company [Member]
Current assets:
Cash and cash equivalents	2,941,180	2,703,639	2,808,010	3,620,238
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	3,309,214	3,213,777
Prepaid expenses and other current assets	104,116	131,022
Dividends receivable	19,463,347	27,205,250
Total current assets	25,817,857	33,253,688
Investments in subsidiaries, VIEs and VIE’s subsidiaries	63,446,732	58,968,066
Rental Deposits	66,622
Total assets	89,331,211	92,221,754
Current liabilities:
Accrued expenses and other current liabilities	251,649	261,874
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	9,114,380	1,018,731
Total current liabilities	9,366,029	1,280,605
Shareholders' equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,935,383 and 110,955,383 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	14,328	14,325
Additional paid-in capital	81,163,243	80,446,578
Accumulated other comprehensive income	11,089,820	10,927,248
Retained deficits	(12,302,209)	(447,002)
Total shareholders' equity	79,965,182	90,941,149	105,899,905	97,407,396
Total liabilities and shareholders' equity	$ 89,331,211	$ 92,221,754

Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value (in Dollars per share)	$ 0.00013	$ 0.00013
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	110,955,383	110,935,383
Ordinary shares, shares outstanding	110,955,383	110,935,383
Parent Company [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.00013	$ 0.00013
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	110,955,383	110,935,383
Ordinary shares, shares outstanding	110,955,383	110,935,383

Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of revenues	$ 8,089,394	$ 8,770,617	$ 8,497,145
Gross loss	21,510,092	44,237,448	51,218,897
General and administrative	11,387,381	11,227,632	13,208,337
Product development	10,735,570	13,313,635	13,027,879
Sales and marketing	13,072,017	21,337,799	26,991,093
Share-based compensation	802,725	1,538,802	4,519,671
Loss from impairment of goodwill		13,463,224
Total operating expenses	35,194,968	63,420,374	53,227,309
Interest income	3,177,544	2,744,665	1,590,218
Exchange gain (loss)	71,516	1,349,924	812,969
Other income	(633,981)	(7,256)	(7,321)
Loss from impairment of cost method investment		(1,479,571)
Net income (loss)	(11,960,147)	(19,463,955)	1,634,159
Other comprehensive income, net of tax:
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2010, 2011 and 2012, respectively	45,567
Comprehensive income (loss)	(11,692,635)	(16,430,643)	3,648,339
Parent Company [Member]
Cost of revenues	4,245	43,976	139,276
Gross loss	(4,245)	(43,976)	(139,276)
General and administrative	1,445,591	1,428,893	760,786
Product development	68,961	75,482	53,202
Sales and marketing	43,018
Share-based compensation	207,677	945,868	4,420,572
Loss from impairment of goodwill		50,534
Total operating expenses	1,765,247	2,500,777	5,234,560
Interest income	2,180	1,402	2,249
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	(9,674,955)	(16,643,739)	6,500,738
Exchange gain (loss)	(413,004)	1,339,752	830,971
Other income	64
Loss from impairment of cost method investment		(1,479,571)
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	130,115	2,928,723	1,688,217
Net unrealized income (loss) on available-for-sale securities, net of tax effects of nil, ($5,728) and $5,728 for 2010, 2011 and 2012, respectively	(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2010, 2011 and 2012, respectively	45,567
Other comprehensive income, net of tax	162,572	2,896,266	1,688,217
Comprehensive income (loss)	$ (11,692,635)	$ (16,430,643)	$ 3,648,339

Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Comprehensive Income (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrealized income (loss) on available-for-sale securities, tax effects	$ 5,728	$ (5,728)
Reclassification adjustment of available-for-sale securities, tax effects
Parent Company [Member]
Net unrealized income (loss) on available-for-sale securities, tax effects	5,728	(5,728)
Reclassification adjustment of available-for-sale securities, tax effects

Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Shareholders' Equity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 90,941,149
Exercise of share options by employees (in Shares)	20,000	47,500	637,720
Exercise of share options by employees	3,200	22,025	717,257
Share-based compensation	802,725	1,538,802	4,519,671
Net unrealized losses on available-for-sale securities, net of tax effects	(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil	45,567
Acquisition of noncontrolling interest of CFO Securities Consulting			(383,126)
Foreign currency translation adjustment	130,115	2,928,723	1,688,217
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
Balance	79,965,183	90,941,149
Common Stock [Member] | Parent Company [Member]
Balance (in Shares)	110,935,383	110,887,883	110,250,163
Balance	14,325	14,319	14,237
Exercise of share options by employees (in Shares)	20,000	47,500	637,720
Exercise of share options by employees	3	6	82
Balance (in Shares)	110,955,383	110,935,383	110,887,883
Balance	14,328	14,325	14,319
Common Stock [Member]
Balance (in Shares)	110,935,383	110,887,883	110,250,163
Exercise of share options by employees (in Shares)	20,000	47,500	637,720
Exercise of share options by employees	3	6	82
Balance (in Shares)	110,955,383	110,935,383	110,887,883
Additional Paid-in Capital [Member] | Parent Company [Member]
Balance	80,446,578	78,974,697	74,130,609
Exercise of share options by employees	3,197	22,019	717,175
Share-based compensation	207,677	945,868	4,420,572
Equity pick up from compensation of a subsidiary	505,791	503,994	84,234
Acquisition of noncontrolling interest of CFO Securities Consulting			(377,893)
Balance	81,163,243	80,446,578	78,974,697
Additional Paid-in Capital [Member]
Exercise of share options by employees	3,197	22,019	717,175
Share-based compensation	713,469	1,449,862	4,504,806
Acquisition of noncontrolling interest of CFO Securities Consulting			(377,893)
Accumulated Other Comprehensive Income (Loss) [Member] | Parent Company [Member]
Balance	10,927,248	8,030,982	6,342,765
Net unrealized losses on available-for-sale securities, net of tax effects	(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil	45,567
Foreign currency translation adjustment	130,115	2,928,723	1,688,217
Balance	11,089,820	10,927,248	8,030,982
Accumulated Other Comprehensive Income (Loss) [Member]
Net unrealized losses on available-for-sale securities, net of tax effects	(13,110)	(32,457)
Foreign currency translation adjustment	130,115	2,928,723	1,688,217
Retained Earnings [Member] | Parent Company [Member]
Balance	(447,002)	18,879,907	16,919,785
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
Balance	(12,302,209)	(447,002)	18,879,907
Parent Company [Member]
Balance	90,941,149	105,899,905	97,407,396
Exercise of share options by employees	3,200	22,025	717,257
Share-based compensation	207,677	945,868	4,420,572
Equity pick up from compensation of a subsidiary	505,791	503,994	84,234
Net unrealized losses on available-for-sale securities, net of tax effects	(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil	45,567
Acquisition of noncontrolling interest of CFO Securities Consulting			(377,893)
Foreign currency translation adjustment	130,115	2,928,723	1,688,217
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
Balance	$ 79,965,182	$ 90,941,149	$ 105,899,905

Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrealized losses on available-for-sale securities, tax effects	$ 5,728	$ (5,728)
Reclassification adjustment of available-for-sale securities, tax effects
Accumulated Other Comprehensive Income (Loss) [Member] | Parent Company [Member]
Net unrealized losses on available-for-sale securities, tax effects	5,728	(5,728)
Accumulated Other Comprehensive Income (Loss) [Member]
Net unrealized losses on available-for-sale securities, tax effects	5,728	(5,728)
Parent Company [Member]
Net unrealized losses on available-for-sale securities, tax effects	5,728	(5,728)
Reclassification adjustment of available-for-sale securities, tax effects

Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (11,855,207)	$ (19,326,909)	$ 1,960,122
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	802,725	1,538,802	4,519,671
Loss from impairment of cost method investment		1,479,571
Loss from impairment of goodwill		13,463,224
Changes in assets and liabilities:
Prepaid expenses and other current assets	471,699	321,279	157,930
Accrued expenses and other current liabilities	(715,741)	(4,571,482)	2,355,637
Net cash used in operating activities	(29,042,932)	(23,786,442)	4,584,695
Investing activities:
Net cash provided by investing activities	10,960,855	(32,775,996)	(14,375,768)
Financing activities:
Proceeds from stock options exercised by employees	3,200	22,025	717,257
Net cash provided by financing activities	(5,668,804)	12,738,788	7,152,843
Effect of exchange rate changes	15,785	1,691,264	2,020,624
Net increase (decrease) in cash and cash equivalents	(23,735,096)	(42,132,386)	(617,606)
Cash and cash equivalents, beginning of year	64,641,092	106,773,478	107,391,084
Cash and cash equivalents, end of year	40,905,996	64,641,092	106,773,478
Parent Company [Member]
Operating activities:
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	207,677	945,868	4,420,572
Loss from impairment of cost method investment		1,479,571
Loss from impairment of goodwill		50,534
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	9,674,955	16,643,739	(6,500,738)
Changes in assets and liabilities:
Prepaid expenses and other current assets	26,907	(31,865)	(78,804)
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	317,359	(902,476)	(1,845,474)
Rental Deposits	(66,622)
Accrued expenses and other current liabilities	(10,225)	(52,029)	(53,454)
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	8,095,649	307,870	568,289
Net cash used in operating activities	6,390,493	(885,697)	(1,529,487)
Investing activities:
Dividend received from subsidiaries	4,171,269	759,301
Capital injection to subsidiaries	(10,327,422)
Net cash provided by investing activities	(6,156,153)	759,301
Financing activities:
Proceeds from stock options exercised by employees	3,200	22,025	717,257
Net cash provided by financing activities	3,200	22,025	717,257
Effect of exchange rate changes	1		2
Net increase (decrease) in cash and cash equivalents	237,541	(104,371)	(812,228)
Cash and cash equivalents, beginning of year	2,703,639	2,808,010	3,620,238
Cash and cash equivalents, end of year	$ 2,941,180	$ 2,703,639	$ 2,808,010